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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



          Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2011 through May 31, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                           Pioneer Select Mid Cap
                           Growth Fund

--------------------------------------------------------------------------------

                           Semiannual Report | May 31, 2012
--------------------------------------------------------------------------------


                           Ticker Symbols:
                           Class A    PMCTX
                           Class C    PMTCX
                           Class Y    PMTYX

                           [LOGO] PIONEER
                                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        22

Notes to Financial Statements                                               29

Trustees, Officers and Service Providers                                    36

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 1

President's Letter

Dear Shareowner,

The U.S. economy continued its recovery through the first quarter of 2012, even as broader global concerns weighed on investors. The U.S. unemployment rate fell to 8.1% in April, and some indicators suggest that it may continue to trend down. The housing market continued to improve, fueled in part by record-low mortgage rates. The risk of rising oil prices appeared to recede. The improved outlook helped U.S. equity markets to perform well in the first quarter, with the Standard & Poor's 500 Index rising by 12%. For bond investors, the riskier sectors of the bond market fared the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, rose by just 0.3%, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, rose by 5.15%.

We are cautiously optimistic that the U.S. economy will continue to improve. But we are also closely monitoring macroeconomic concerns that could change the market's direction, such as the lingering debt woes in Europe, the state of the Chinese economy, and the U.S. government's fiscal situation. Clouds have continued to hover over Europe, as the exit of Greece from the Euro-zone remains a possibility. Meanwhile, China continues to face a potential slowdown in economic growth. In the U.S., tax increases and spending cuts scheduled to take effect at year-end should, unless fiscal policy changes, sharply reduce the budget deficit--which would be very good for the country in the longer run--but also could potentially stall U.S economic growth in 2013. All of these considerations may lead to further market volatility.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success,

* Diversification does not assure a profit or protect against loss in a declining market.

2 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 3

Portfolio Management Discussion | 5/31/12

During the six months ended May 31, 2012, Pioneer Select Mid Cap Growth Fund delivered positive returns that outpaced its industry peers but lagged its benchmark, the Russell Midcap Growth Index (after fees and expenses). Successful security selection in health care and the consumer sectors largely outweighed the Fund's weaker selection elsewhere. In the following interview, Ken Winston, vice president and portfolio manager at Pioneer, describes the volatile market swings that characterized the six-month period, and reviews some of the investment decisions that drove the Fund's performance. Mr. Winston is responsible for the day-to-day management of the Fund.

Q How would you describe the investment background during the six months ended May 31, 2102?

A As it has for the last three years, volatility characterized the equity markets during the six-month period ended May 31, 2012. Stocks rose into the winter of 2011-2012 on encouraging U.S. economic data and a temporary easing of Europe's debt crisis. In the U.S., employment, housing and corporate earnings all trended higher for a few months. Equities slumped in April and May, however, in response to intensifying fiscal struggles in some European nations. At the same time, job creation stalled in the U.S., while rising gasoline prices ate into disposable income. China's economy, too, showed signs of deceleration. Correlations, or the tendency for stocks to move in groups based on external factors, made stock selection more difficult as the period progressed.

Q How did the Fund perform against that backdrop during the six months ended May 31, 2012?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 4.06% at net asset value during the six months ended May 31, 2012, while the Fund's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 4.50%. During the same six-month period, the average return of the 399 mutual funds in Lipper's Mid Cap Growth Funds category was 3.34%.

Q Which investment strategies or individual holdings were favorable contributors to the Fund's performance during the six months ended May 31, 2012?

A Sector allocations had little net effect on the Fund's relative results, though our large commitment to health care aided the Fund's returns. The atmosphere for mid-cap companies in health care was very positive during the six-month period, driven in part by a series of company buyouts. Among

4  Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Fund holdings, shares of Vertex Pharmaceuticals rose sharply based on encouraging test results for its cystic fibrosis drugs. The combination of Vertex's Kalydeco product with one of the company's other products showed great promise in treating various mutations of cystic fibrosis, a life-threatening lung disease. The potential market for this new formulation, which must undergo further trials, may be in the billions of dollars, which would be a boon for the company given that prospects for sales of Vertex's treatment for hepatitis C proved disappointing.

Successful security selection also fueled the Fund's strong performance in the consumer discretionary sector. Ross Stores, a leading off-price retailer, aided the Fund's returns as the company delivered strong store-by-store gains that far exceeded market expectations. Ross fared relatively well during the recession thanks to aggressive pricing. When conditions improved, market participants expected customers to turn to department stores, but Ross has developed a very loyal customer base over the years.

LKQ, another Fund holding that contributed to results during the six-month period, enjoys a strong competitive position among providers of alternative automobile parts. LKQ's junkyards yield parts that the company refurbishes and then sells to collision and repair shops at prices far below the cost of original, or new equipment. Establishing new junkyards always faces large environmental roadblocks, which helps to insulate LKQ from new competition. The company also contracts out the manufacture of new parts to factories overseas. Insurers often decide which parts to pay for, and LKQ has good relationships with many insurance companies. The Fund's large weighting in the stock added to returns during the period.

The Fund's holding in SS&C Technologies was another positive contributor to performance during the six-month period. Like LKQ, SS&C is a relatively unknown company with the potential for sustainable growth in a variety of economic scenarios. SS&C offers proprietary back-office solutions for a vast array of financial services companies. The company's services focus mainly on portfolio and risk control. The need for such controls and the attendant broader disclosure has greatly expanded since the recent financial melt-down. SS&C continues to make acquisitions that allow it to garner a greater share of clients' expenditures in that area.

The Fund's holding in Whole Foods Market also helped performance during the period. Whole Foods has adjusted its product offerings to include more private-label brands. That step has narrowed the company's price disparity when compared with traditional supermarket chains, without compromising food quality. The company also continues to enjoy above-average margins. We believe Whole Foods can more than double its store count, which currently stands at about 330 stores.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 5

Q Which investment decisions or individual holdings proved disappointing for the Fund's performance during the six months ended May 31, 2012?

A With regard to sector allocations, our decisions to underweight the Fund to consumer discretionary and to have an overweight to information technology both detracted from relative returns during the six-month period.

   Elsewhere, energy stocks took a toll on performance during the period, both for the Russell Index and the Fund. Falling prices for oil and, especially, for natural gas, hurt earnings across the sector. Cabot Oil and Gas, one of the Fund's larger holdings and a company that focuses almost entirely on gas, declined during the period. Cabot has some of the industry's most productive wells and very attractive acreage, however, and we think that gas prices will recover, which should work to Cabot's benefit. Low prices and a global economic slowdown caused engineering company KBR, another Fund holding, to slow some of its gas liquification projects during the period, and that hurt the Fund's performance. Ensco, an offshore contract driller, was another Fund holding that declined during the period. We have maintained the Fund's exposure to those energy companies based on our expectations of improving energy prices.

   OCZ Technology, a maker of solid-state devices that have been replacing mechanical hard drives in business and consumer applications, was another Fund position that declined during the six-month period. OCZ's products are on the leading edge of the new wave, however, and the company's revenues have been strong. Unfortunately, a strategic decision by management to invest in new product development has hurt the company's profit margins. That, in turn, caused investors to back away from OCZ.

   We believe the strategy will prove beneficial over the longer term for OCZ. In materials, the Fund's holding in Allegheny Technology, which makes specialty steel alloys, suffered during the period when weak global demand undercut stainless steel prices. We were surprised at how much investors focused on that development, given that Allegheny's largest focus is on the aerospace industry, where we believe the company's special expertise and proprietary products have strong growth potential.

Q  What is your outlook for the upcoming quarters?

A The markets continue to face many of the same volatility-inducing questions that caused the downturn in May of 2012. Will growth slow further in Europe due to austerity measures? What's ahead for China's huge economy? And what path will the U.S. economy take leading into and beyond the upcoming November elections?

6  Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

   U.S. economic data are currently stronger than those in Europe and other parts of the world, but have been deteriorating in recent weeks nonetheless. In addition, looming at year-end is the uncertain future of domestic tax policy, potential budget cuts, and their possible ramifications (the so-called "fiscal cliff"). We think it likely that those conditions will dampen economic growth for the next few years.

   That said, we remain optimistic about mid-cap stocks. Companies have managed to squeeze out significant costs since the 2008 economic melt-down, and many now hold sizeable amounts of cash that may be used for acquisitions, stock buybacks or dividends, or even new product development. In addition, equities appear very attractively priced when compared with investment alternatives.

Please refer to the Schedule of Investments on pages 15-21 for a full listing of Fund securities.

Investing in mid-sized companies may offer the potential for higher returns, but such companies are also subject to greater short-term price fluctuations than larger, more-established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.


              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 7

Portfolio Summary | 5/31/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                       84.9%
International Common Stocks                                               8.8%
Depositary Receipts for International Stocks                              4.5%
Temporary Cash Investment                                                 1.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                   23.4%
Consumer Discretionary                                                   21.5%
Health Care                                                              18.6%
Industrials                                                              18.1%
Energy                                                                    5.5%
Financials                                                                4.6%
Materials                                                                 4.5%
Consumer Staples                                                          3.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*
 1.  LKQ Corp.                                                           2.59%
--------------------------------------------------------------------------------
 2.  Ross Stores, Inc.                                                   2.45
--------------------------------------------------------------------------------
 3.  Fomento Economico Mexicano SAB de CV (A.D.R.)                       1.97
--------------------------------------------------------------------------------
 4.  Align Technology, Inc.                                              1.95
--------------------------------------------------------------------------------
 5.  SS&C Technologies Holdings, Inc.                                    1.80
--------------------------------------------------------------------------------
 6.  Ecolab, Inc.                                                        1.78
--------------------------------------------------------------------------------
 7.  Amarin Corp Plc (A.D.R.)                                            1.78
--------------------------------------------------------------------------------
 8.  Ensco Plc                                                           1.72
--------------------------------------------------------------------------------
 9.  CoStar Group, Inc.                                                  1.70
--------------------------------------------------------------------------------
10.  KBR, Inc.                                                           1.68
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Prices and Distributions | 5/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                          5/31/12                    11/30/11
--------------------------------------------------------------------------------
           A                             $18.45                     $17.73
--------------------------------------------------------------------------------
           C                             $16.95                     $16.37
--------------------------------------------------------------------------------
           Y                             $18.94                     $18.16
--------------------------------------------------------------------------------

Distributions per Share: 12/1/11-5/31/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Net
                      Investment         Short-Term        Long-Term
      Class             Income         Capital Gains     Capital Gains
--------------------------------------------------------------------------------
        A               $  --             $  --            $  --
--------------------------------------------------------------------------------
        C               $  --             $  --            $  --
--------------------------------------------------------------------------------
        Y               $  --             $  --            $  --
--------------------------------------------------------------------------------

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-12.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 9

Performance Update | 5/31/12                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                              Net Asset      Public Offering
Period                                        Value (NAV)    Price (POP)
--------------------------------------------------------------------------------
10 Years                                       7.65%           7.02%
5 Years                                        3.11            1.89
1 Year                                        -5.72          -11.13
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
                                              Gross
--------------------------------------------------------------------------------
                                              1.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                        Pioneer Select Mid        Russell Midcap
                                        Cap Growth Fund           Growth Index
   5/31/2002                            $ 9,425                   $10,000
   5/31/2003                            $ 9,059                   $ 9,416
   5/31/2004                            $11,323                   $11,970
   5/31/2005                            $12,115                   $13,235
   5/31/2006                            $14,878                   $15,302
   5/31/2007                            $16,914                   $18,568
   5/31/2008                            $18,266                   $18,421
   5/31/2009                            $12,904                   $11,840
   5/31/2010                            $15,703                   $15,408
   5/31/2011                            $20,905                   $21,003
   5/31/2012                            $19,708                   $19,677

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class A shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

10 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                              If             If
Period                                        Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                       6.92%          6.92%
5 Years                                        2.22           2.22
1 Year                                        -6.66          -6.66
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
                                              Gross
--------------------------------------------------------------------------------
                                              2.07%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                        Pioneer Select Mid        Russell Midcap
                                        Cap Growth Fund           Growth Index
   5/31/2002                            $10,000                   $10,000
   5/31/2003                            $ 9,548                   $ 9,416
   5/31/2004                            $11,845                   $11,970
   5/31/2005                            $12,602                   $13,235
   5/31/2006                            $15,431                   $15,302
   5/31/2007                            $17,501                   $18,568
   5/31/2008                            $18,748                   $18,421
   5/31/2009                            $13,149                   $11,840
   5/31/2010                            $15,868                   $15,408
   5/31/2011                            $20,927                   $21,003
   5/31/2012                            $19,533                   $19,677

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class C shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 11

Performance Update | 5/31/12                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Select Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2012)
--------------------------------------------------------------------------------
                                              If             If
Period                                        Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(6/23/2004)                                    7.42%          7.42%
5 Years                                        3.50           3.50
1 Year                                        -5.35          -5.35
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
--------------------------------------------------------------------------------
                                              Gross
--------------------------------------------------------------------------------
                                              0.71%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                        Pioneer Select Mid        Russell Midcap
                                        Cap Growth Fund           Growth Index
   6/30/2004                            $5,000,000                $5,000,000
   5/31/2005                            $5,286,799                $5,442,008
   5/31/2006                            $6,503,266                $6,291,742
   5/31/2007                            $7,399,247                $7,634,613
   5/31/2008                            $8,017,136                $7,574,263
   5/31/2009                            $5,674,163                $4,868,386
   5/31/2010                            $6,940,759                $6,335,550
   5/31/2011                            $9,283,729                $8,636,132
   5/31/2012                            $8,787,298                $8,090,889

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Select Mid Cap Growth Fund was established in connection with the reorganization of predecessor fund Regions Morgan Keegan Select Mid Cap Growth Fund into the Fund on May 15, 2009. The performance shown for Class Y shares of the Fund for periods prior to May 15, 2009 is the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has not been restated to reflect any differences in expenses. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

12 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from December 1, 2011, through May 31, 2012.

--------------------------------------------------------------------------------
Share Class                              A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value              $1,000.00      $1,000.00      $1,000.00
on 12/1/11
--------------------------------------------------------------------------------
Ending Account                       $1,040.60      $1,035.40      $1,043.00
Value (after expenses) on 5/31/12
--------------------------------------------------------------------------------
Expenses Paid                            $5.82         $10.84          $3.63
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, 2.13% and 0.71% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2011, through May 31, 2012.

--------------------------------------------------------------------------------
Share Class                                A             C              Y
--------------------------------------------------------------------------------
Beginning Account Value                $1,000.00      $1,000.00      $1,000.00
on 12/1/11
--------------------------------------------------------------------------------
Ending Account                         $1,019.30      $1,014.35      $1,021.45
Value (after expenses) on 5/31/12
--------------------------------------------------------------------------------
Expenses Paid                              $5.76         $10.73          $3.59
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, 2.13% and 0.71% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

14 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Schedule of Investments | 5/31/12 (unaudited)

--------------------------------------------------------------------------------
    Shares                                                          Value
             COMMON STOCKS -- 96.7%
             ENERGY -- 5.3%
             Oil & Gas Drilling -- 1.7%
   171,224   Ensco Plc                                              $  7,689,670
--------------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 0.9%
    64,000   Oil States International, Inc.*                        $  4,260,480
--------------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 2.7%
   155,394   Cabot Oil & Gas Corp.                                  $  5,056,521
   190,000   Cobalt International Energy, Inc.*                        4,303,500
    60,000   Energy XXI Bermuda, Ltd.                                  1,863,000
    25,000   Range Resources Corp.                                     1,436,000
                                                                    ------------
                                                                    $ 12,659,021
                                                                    ------------
             Total Energy                                           $ 24,609,171
--------------------------------------------------------------------------------
             MATERIALS -- 4.4%
             Industrial Gases -- 0.5%
    25,000   Airgas, Inc.                                           $  2,170,250
--------------------------------------------------------------------------------
             Specialty Chemicals -- 2.6%
    51,700   Celanese Corp.                                         $  2,058,177
   126,000   Ecolab, Inc.                                              7,964,460
   200,000   Flotek Industries, Inc.*                                  2,130,000
                                                                    ------------
                                                                    $ 12,152,637
--------------------------------------------------------------------------------
             Metal & Glass Containers -- 0.8%
    89,000   Ball Corp.                                             $  3,557,330
--------------------------------------------------------------------------------
             Steel -- 0.5%
    74,000   Allegheny Technologies, Inc.                           $  2,376,880
                                                                    ------------
             Total Materials                                        $ 20,257,097
--------------------------------------------------------------------------------
             CAPITAL GOODS -- 9.5%
             Aerospace & Defense -- 3.3%
   134,500   BE Aerospace, Inc.*                                    $  5,826,540
   174,700   Hexcel Corp.*                                             4,259,186
   215,000   Spirit Aerosystems Holdings, Inc.*                        4,960,050
                                                                    ------------
                                                                    $ 15,045,776
--------------------------------------------------------------------------------
             Construction & Engineering -- 1.6%
   295,400   KBR, Inc.                                              $  7,523,838
--------------------------------------------------------------------------------
             Electrical Components & Equipment -- 1.0%
    63,000   Rockwell Automation, Inc.                              $  4,568,130
--------------------------------------------------------------------------------
             Construction & Farm Machinery & Heavy Trucks -- 0.6%
    28,600   Cummins, Inc.                                          $  2,772,770
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 15

--------------------------------------------------------------------------------
    Shares                                                          Value
--------------------------------------------------------------------------------
             Industrial Machinery -- 3.0%
    73,000   Chart Industries, Inc.*                                $  4,559,580
   130,000   Ingersoll-Rand Plc                                        5,370,300
    57,073   SPX Corp.                                                 4,099,554
                                                                    ------------
                                                                    $ 14,029,434
                                                                    ------------
             Total Capital Goods                                    $ 43,939,948
--------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 5.1%
             Research & Consulting Services -- 5.1%
    69,232   Acacia Research Corp.*                                 $  2,407,197
   103,000   CoStar Group, Inc.*                                       7,610,670
    67,900   IHS, Inc.*                                                6,721,421
   176,000   Nielsen Holdings NV*                                      4,882,240
   150,000   RPX Corp.*                                                1,999,500
                                                                    ------------
                                                                    $ 23,621,028
                                                                    ------------
             Total Commercial Services & Supplies                   $ 23,621,028
--------------------------------------------------------------------------------
             TRANSPORTATION -- 2.9%
             Airlines -- 1.8%
    55,000   Copa Holdings SA                                       $  4,566,100
   290,000   US Airways Group, Inc.*                                   3,833,800
                                                                    ------------
                                                                    $  8,399,900
--------------------------------------------------------------------------------
             Railroads -- 1.1%
    75,500   Kansas City Southern                                   $  4,981,490
                                                                    ------------
             Total Transportation                                   $ 13,381,390
--------------------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 1.9%
             Auto Parts & Equipment -- 1.2%
    67,600   Gentex Corp.                                           $  1,507,480
    96,000   Lear Corp.                                                3,825,600
                                                                    ------------
                                                                    $  5,333,080
--------------------------------------------------------------------------------
             Motorcycle Manufacturers -- 0.7%
    69,000   Harley-Davidson, Inc.                                  $  3,324,420
                                                                    ------------
             Total Automobiles & Components                         $  8,657,500
--------------------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 1.5%
             Housewares & Specialties -- 0.8%
    72,000   Tupperware Brands Corp.                                $  3,891,600
--------------------------------------------------------------------------------
             Apparel, Accessories & Luxury Goods -- 0.4%
    45,000   Michael Kors Holdings, Ltd.*                           $  1,772,100
--------------------------------------------------------------------------------
             Footwear -- 0.3%
    80,000   Crocs, Inc.*                                           $  1,352,800
                                                                    ------------
             Total Consumer Durables & Apparel                      $  7,016,500
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16       Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
             CONSUMER SERVICES -- 2.3%
             Hotels, Resorts & Cruise Lines -- 1.0%
   100,0007  Days Group Holdings, Ltd. (A.D.R.)*                    $    968,000
    76,800   Wyndham Worldwide Corp.                                   3,824,640
                                                                    ------------
                                                                    $  4,792,640
--------------------------------------------------------------------------------
             Restaurants -- 1.3%
    14,000   Chipotle Mexican Grill, Inc.*                          $  5,782,980
                                                                    ------------
             Total Consumer Services                                $ 10,575,620
--------------------------------------------------------------------------------
             MEDIA -- 2.5%
             Broadcasting -- 0.6%
    60,000   Discovery Communications, Inc.*                        $  3,006,000
--------------------------------------------------------------------------------
             Movies & Entertainment -- 1.9%
   225,000   Cinemark Holdings, Inc.                                $  5,188,500
   158,000   Imax Corp.*                                               3,355,920
                                                                    ------------
                                                                    $  8,544,420
                                                                    ------------
             Total Media                                            $ 11,550,420
--------------------------------------------------------------------------------
             RETAILING -- 12.6%
             Distributors -- 2.5%
   318,000   LKQ Corp.*                                             $ 11,587,919
--------------------------------------------------------------------------------
             Internet Retail -- 0.5%
   105,000   HomeAway, Inc.*                                        $  2,467,500
--------------------------------------------------------------------------------
             General Merchandise Stores -- 1.6%
    70,000   Dollar Tree, Inc.*                                     $  7,222,600
--------------------------------------------------------------------------------
             Apparel Retail -- 5.4%
    80,000   Francesca's Holdings Corp.*                            $  1,876,800
   120,400   Guess?, Inc.                                              3,207,456
   173,400   Ross Stores, Inc.                                        10,964,082
   146,000   TJX Companies, Inc.                                       6,199,160
    95,800   Urban Outfitters, Inc.*                                   2,679,526
                                                                    ------------
                                                                    $ 24,927,024
--------------------------------------------------------------------------------
             Specialty Stores -- 2.6%
   137,000   GNC Holdings, Inc.                                     $  5,278,610
    35,000   Tractor Supply Co.*                                       3,197,250
    40,000   Ulta Salon Cosmetics & Fragrance, Inc.                    3,574,800
                                                                    ------------
                                                                    $ 12,050,660
                                                                    ------------
             Total Retailing                                        $ 58,255,703
--------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING -- 1.4%
             Food Retail -- 1.4%
    70,000   Whole Foods Market, Inc.                               $  6,202,700
                                                                    ------------
             Total Food & Staples Retailing                         $  6,202,700
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 17

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 2.1%
             Soft Drinks -- 1.9%
   111,700   Fomento Economico Mexicano SAB de CV (A.D.R.)          $  8,805,311
--------------------------------------------------------------------------------
             Packaged Foods & Meats -- 0.2%
    26,000   Green Mountain Coffee Roasters, Inc.*                  $    613,600
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  9,418,911
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 5.7%
             Health Care Equipment -- 3.0%
   158,700   ABIOMED, Inc.*                                         $  3,226,371
   339,600   Hologic, Inc.*                                            5,691,696
     9,700   Intuitive Surgical, Inc.*                                 5,074,070
                                                                    ------------
                                                                    $ 13,992,137
--------------------------------------------------------------------------------
             Health Care Supplies -- 1.9%
   280,000   Align Technology, Inc.*                                $  8,744,400
--------------------------------------------------------------------------------
             Health Care Services -- 0.8%
    42,000   Catalyst Health Solutions, Inc.*                       $  3,648,540
                                                                    ------------
             Total Health Care Equipment & Services                 $ 26,385,077
--------------------------------------------------------------------------------
             PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 12.3%
             Biotechnology -- 6.5%
   299,000   Alkermes Plc*                                          $  4,670,380
   670,370   Amarin Corp. Plc (A.D.R.)*                                7,943,884
   147,000   Cubist Pharmaceuticals, Inc.*                             5,897,640
   250,000   NPS Pharmaceuticals, Inc.*                                1,972,500
    18,000   Regeneron Pharmaceuticals, Inc.*                          2,441,700
   119,000   Vertex Pharmaceuticals, Inc.*                             7,144,760
                                                                    ------------
                                                                    $ 30,070,864
--------------------------------------------------------------------------------
             Pharmaceuticals -- 5.1%
    38,600   Allergan, Inc.                                         $  3,483,650
   170,000   Jazz Pharmaceuticals Plc*                                 7,344,000
    25,000   Perrigo Co.                                               2,597,250
    80,000   Questcor Pharmaceuticals, Inc.*                           3,312,000
    56,000   Salix Pharmaceuticals, Ltd.*                              2,901,360
    53,000   Watson Pharmaceuticals, Inc.*                             3,778,370
                                                                    ------------
                                                                    $ 23,416,630
--------------------------------------------------------------------------------
             Life Sciences Tools & Services -- 0.7%
    84,000   Agilent Technologies, Inc.                             $  3,415,440
                                                                    ------------
             Total Pharmaceuticals, Biotechnology & Life Sciences   $ 56,902,934
--------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 2.8%
             Specialized Finance -- 0.5%
    77,000   MarketAxess Holdings, Inc.                             $  2,486,330
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
             Consumer Finance -- 1.7%
    86,140   Capital One Financial Corp.                            $  4,425,012
   100,000   Discover Financial Services LLC                           3,311,000
                                                                    ------------
                                                                    $  7,736,012
--------------------------------------------------------------------------------
             Asset Management & Custody Banks -- 0.6%
   116,300   Invesco, Ltd.                                          $  2,529,525
                                                                    ------------
             Total Diversified Financials                           $ 12,751,867
--------------------------------------------------------------------------------
             REAL ESTATE -- 1.7%
             Residential REITs -- 0.8%
    85,000   American Campus Communities, Inc.                      $  3,731,500
--------------------------------------------------------------------------------
             Real Estate Services -- 0.9%
    58,800   Jones Lang LaSalle, Inc.                               $  4,263,000
                                                                    ------------
             Total Real Estate                                      $  7,994,500
--------------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 13.9%
             Internet Software & Services -- 3.1%
   150,012   ExactTarget, Inc.*                                     $  2,971,738
     8,500   Google, Inc.*                                             4,937,310
    37,000   MercadoLibre, Inc.                                        2,598,880
    30,000   Rackspace Hosting, Inc.*                                  1,484,100
    90,000   SciQuest, Inc.*                                           1,416,600
   150,000   Velti Plc*                                                1,095,000
                                                                    ------------
                                                                    $ 14,503,628
--------------------------------------------------------------------------------
             IT Consulting & Other Services -- 0.6%
    40,000   Teradata Corp.*                                        $  2,659,200
--------------------------------------------------------------------------------
             Data Processing & Outsourced Services -- 2.9%
    31,300   Alliance Data Systems Corp.*                           $  3,943,800
    13,100   Mastercard, Inc.                                          5,325,281
   110,000   VeriFone Systems, Inc.*                                   3,972,100
                                                                    ------------
                                                                    $ 13,241,181
--------------------------------------------------------------------------------
             Application Software -- 5.6%
    68,800   ANSYS, Inc.*                                           $  4,257,000
    50,700   Citrix Systems, Inc.*                                     3,705,156
    41,700   Intuit, Inc.                                              2,344,791
   160,000   RealPage, Inc.*                                           2,856,000
   341,320   SS&C Technologies Holdings, Inc.*                         8,048,326
   150,000   Tangoe, Inc.*                                             2,896,500
    60,000   TIBCO Software, Inc.*                                     1,605,000
                                                                    ------------
                                                                    $ 25,712,773
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 19

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
             Systems Software -- 1.7%
    90,000   Red Hat, Inc.*                                         $  4,624,200
   139,100   Rovi Corp.*                                               3,398,213
                                                                    ------------
                                                                    $  8,022,413
                                                                    ------------
             Total Software & Services                              $ 64,139,195
--------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 3.7%
             Communications Equipment -- 1.5%
    33,000   F5 Networks, Inc.*                                     $  3,414,840
   129,200   Finisar Corp.*                                            1,854,020
   119,800   Riverbed Technology, Inc.*                                1,964,720
                                                                    ------------
                                                                    $  7,233,580
--------------------------------------------------------------------------------
             Computer Storage & Peripherals -- 0.9%
   573,521   OCZ Technology Group, Inc.*                            $  2,569,374
    45,000   SanDisk Corp.*                                            1,471,500
                                                                    ------------
                                                                    $  4,040,874
--------------------------------------------------------------------------------
             Technology Distributors -- 1.3%
   172,800   Arrow Electronics, Inc.*                               $  5,859,648
                                                                    ------------
             Total Technology Hardware & Equipment                  $ 17,134,102
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%
             Semiconductor Equipment -- 0.6%
    61,100   ASML Holding NV (A.D.R.)                               $  2,798,991
--------------------------------------------------------------------------------
             Semiconductors -- 4.5%
    90,000   Altera Corp.                                           $  3,006,900
   130,000   Analog Devices, Inc.                                      4,728,100
   385,000   Atmel Corp.*                                              2,695,000
   115,000   Broadcom Corp.                                            3,720,250
   578,400   Entropic Communications, Inc.*                            2,325,168
    85,000   Semtech Corp.*                                            2,047,650
    65,000   Xilinx, Inc.                                              2,078,050
                                                                    ------------
                                                                    $ 20,601,118
                                                                    ------------
             Total Semiconductors & Semiconductor Equipment         $ 23,400,109
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $372,870,574)                                    $446,193,772
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Principal
Amount ($)                                                                      Value
             TEMPORARY CASH INVESTMENTS -- 1.6%
             Repurchase Agreement -- 1.6%
 7,290,000   JPMorgan, Inc., 0.2%, dated 5/31/12, repurchase price of
               $7,290,000 plus accrued interest on 6/1/12 collateralized
               by $7,435,976 Federal National Mortage Association,
               3.0-7.0%, 1/1/14-6/1/42                                          $    7,290,000
----------------------------------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $7,290,000)                                                  $    7,290,000
----------------------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 98.3%
             (Cost $380,160,574) (a)                                            $  453,483,772
----------------------------------------------------------------------------------------------
             OTHER ASSETS & LIABILITIES -- 1.7%                                 $    8,003,228
----------------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                         $  461,487,000
==============================================================================================

*         Non-income producing security.
(A.D.R.)  American Depositary Receipts.
REIT      Real Estate Investment Trust
(a) At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $382,147,829 was as follows:

            Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                         $   99,345,388
            Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                            (28,009,445)
                                                                                --------------
            Net unrealized gain                                                 $   71,335,943
                                                                                ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2012 aggregated $197,693,699 and $213,196,823, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------
                                       Level 1         Level 2       Level 3    Total
--------------------------------------------------------------------------------------------
Common Stocks                          $446,193,772    $       --    $--        $446,193,772
Repurchase Agreement                             --     7,290,000     --           7,290,000
--------------------------------------------------------------------------------------------
Total                                  $446,193,772    $7,290,000    $--        $453,483,772
============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 21

Statement of Assets and Liabilities | 5/31/12 (unaudited)

ASSETS:
  Investment in securities (cost $380,160,574)                     $453,483,772
  Cash                                                                1,935,768
  Receivables --
    Investment securities sold                                        6,008,799
    Fund shares sold                                                    210,376
    Dividends                                                           325,136
  Other                                                                  38,433
--------------------------------------------------------------------------------
     Total assets                                                  $462,002,284
================================================================================
LIABILITIES:
  Payables --
    Fund shares repurchased                                        $    365,018
  Due to affiliates                                                     111,998
  Accrued expenses                                                       38,268
--------------------------------------------------------------------------------
     Total liabilities                                             $    515,284
================================================================================
NET ASSETS:
  Paid-in capital                                                  $395,429,700
  Accumulated net investment loss                                      (979,258)
  Accumulated net realized loss on investments                       (6,286,640)
  Net unrealized gain on investments                                 73,323,198
--------------------------------------------------------------------------------
     Total net assets                                              $461,487,000
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $348,728,047/18,902,873 shares)                $      18.45
  Class C (based on $13,216,847/779,735 shares)                    $      16.95
  Class Y (based on $99,542,106/5,254,651 shares)                  $      18.94
MAXIMUM OFFERING PRICE:
  Class A ($18.45 [divided by] 94.25%)                             $      19.58
================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Statement of Operations (unaudited)

For the Six Months Ended 5/31/12

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $17,135)              $  1,626,080
  Interest                                                                   364
  Income from securities loaned, net                                       1,987
-----------------------------------------------------------------------------------------------
     Total investment income                                                        $ 1,628,431
===============================================================================================
EXPENSES:
  Management fees                                                   $  1,503,645
  Transfer agent fees and expenses
    Class A                                                              257,028
    Class C                                                               17,381
    Class Y                                                                2,057
  Distribution fees
    Class A                                                              470,051
    Class C                                                               68,898
  Shareholder communication expense                                      123,028
  Administrative reimbursements                                           69,153
  Custodian fees                                                           7,395
  Registration fees                                                       21,343
  Professional fees                                                       31,799
  Printing expense                                                         3,538
  Fees and expenses of nonaffiliated trustees                              6,971
  Miscellaneous                                                           25,402
-----------------------------------------------------------------------------------------------
     Total expenses                                                                 $ 2,607,689
-----------------------------------------------------------------------------------------------
       Net investment loss                                                          $  (979,258)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments                                                     $ 20,077,435
    Class action                                                         215,629    $20,293,064
-----------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                      $   (30,607)
-----------------------------------------------------------------------------------------------
  Net gain on investments                                                           $20,262,457
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $19,283,199
===============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 23

Statement of Changes in Net Assets

--------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended
                                                        5/31/12         Year Ended
                                                        (unaudited)     11/30/11
--------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                     $   (979,258)   $  (1,948,261)
Net realized gain on investments and class action         20,293,064       68,114,236
Change in net unrealized gain (loss) on investments          (30,607)     (33,233,237)
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations  $ 19,283,199    $  32,932,738
-------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 33,047,346    $  41,572,669
Cost of shares repurchased                               (49,897,910)    (123,923,153)
-------------------------------------------------------------------------------------
  Net decrease in net assets resulting from
    Fund share transactions                             $(16,850,564)   $ (82,350,484)
-------------------------------------------------------------------------------------
  Net increase (decrease) in net assets                 $  2,432,635    $ (49,417,746)
NET ASSETS:
Beginning of period                                      459,054,365      508,472,111
-------------------------------------------------------------------------------------
End of period                                           $461,487,000    $ 459,054,365
-------------------------------------------------------------------------------------
Accumulated net investment loss                         $   (979,258)   $          --
=====================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------------
                                 '12 Shares    '12 Amount      '11 Shares    '11 Amount
                                 (unaudited)   (unaudited)
-------------------------------------------------------------------------------------------
CLASS A
Shares sold                          649,425   $  12,112,559     1,638,594   $  29,818,613
Less shares repurchased           (2,197,191)    (41,715,160)   (4,280,133)    (78,343,287)
-------------------------------------------------------------------------------------------
  Net decrease                    (1,547,766)  $ (29,602,601)   (2,641,539)  $ (48,524,674)
===========================================================================================
CLASS C
Shares sold                           95,955   $   1,524,476       191,038   $   3,197,803
Less shares repurchased             (115,967)     (2,008,180)     (259,705)     (4,315,020)
-------------------------------------------------------------------------------------------
  Net decrease                       (20,012)  $    (483,704)      (68,667)  $  (1,117,217)
===========================================================================================
CLASS Y
Shares sold                          973,575   $  19,410,311       483,384   $   8,556,253
Less shares repurchased             (314,221)     (6,174,570)   (2,197,318)    (41,264,846)
-------------------------------------------------------------------------------------------
  Net increase (decrease)            659,354   $  13,235,741    (1,713,934)  $ (32,708,593)
===========================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended         Year         Year        Year        Year      Year
                                                             5/31/12       Ended        Ended       Ended       Ended     Ended
                                                             (unaudited)   11/30/11     11/30/10    11/30/09(a) 11/30/08  11/30/07
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  17.73      $  16.76     $  13.86    $  9.59     $ 18.63   $  18.82
Increase (decrease) from investment operations:
  Net investment loss                                        $  (0.05)     $  (0.09)    $  (0.08)   $ (0.06)    $ (0.05)  $  (0.06)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                            0.77          1.06         2.98       4.39       (6.84)      2.27
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.72      $   0.97     $   2.90    $  4.33     $ (6.89)  $   2.21
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                                --            --           --      (0.06)      (2.15)     (2.40)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.72      $   0.97     $   2.90    $  4.27     $ (9.04)  $  (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  18.45      $  17.73     $  16.76    $ 13.86     $  9.59   $  18.63
====================================================================================================================================
Total return*                                                    4.06%         5.79%(b)    20.92%     45.46%     (41.79)%    13.72%
Ratio of net expenses to average net assets                      1.14%**       1.15%        1.21%      1.29%       1.25%      1.23%
Ratio of net investment loss to average net assets              (0.46)%**     (0.44)%      (0.61)%    (0.39)%     (0.25)%    (0.34)%
Portfolio turnover rate                                            84%**         81%          88%        91%         38%        52%
Net assets, end of period (in thousands)                     $348,728      $362,504     $387,037    $73,077     $97,154   $308,921
Ratios with no waiver of fees and assumption of expenses by
  the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                   1.14%**       1.15%        1.21%      1.29%       1.25%      1.23%
  Net investment loss                                           (0.46)%**     (0.44)%      (0.61)%    (0.39)%     (0.25)%    (0.34)%
Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                   1.14%**       1.15%        1.21%      1.29%       1.25%      1.23%
  Net investment loss                                           (0.46)%**     (0.44)%      (0.61)%    (0.39)%     (0.25)%    (0.34)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 5.61%.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year         Year       Year        Year       Year
                                                             5/31/12      Ended        Ended      Ended       Ended      Ended
                                                             (unaudited)  11/30/11     11/30/10   11/30/09(a) 11/30/08   11/30/07
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 16.37      $ 15.62      $ 13.04    $  9.09     $ 17.93    $ 18.24
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                        $ (0.13)     $ (0.24)     $ (0.20)   $ (0.17)    $ (0.17)   $ (0.18)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                           0.71         0.99         2.78       4.18       (6.52)      2.27
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  0.58      $  0.75      $  2.58    $  4.01     $ (6.69)   $  2.09
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                               --           --           --      (0.06)      (2.15)     (2.40)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  0.58      $  0.75      $  2.58    $  3.95     $ (8.84)   $ (0.31)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 16.95      $ 16.37      $ 15.62    $ 13.04     $  9.09    $ 17.93
==================================================================================================================================
Total return*                                                   3.54%        4.80%(b)    19.79%     44.43%     (42.37)%    13.48%
Ratio of net expenses to average net assets                     2.13%**      2.07%        2.14%      2.31%       2.00%      1.98%
Ratio of net investment loss to average net assets             (1.45)%**    (1.37)%      (1.54)%    (1.44)%     (1.00)%    (1.09)%
Portfolio turnover rate                                           84%**        81%          88%        91%         38%        52%
Net assets, end of period (in thousands)                     $13,217      $13,090      $13,565    $ 5,017     $ 4,457    $10,345
Ratios with no waiver of fees and assumption of expenses by
  the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                  2.13%**      2.07%        2.25%      2.31%       2.00%      1.98%
  Net investment loss                                          (1.45)%**    (1.37)%      (1.64)%    (1.44)%     (1.00)%    (1.09)%
Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                  2.13%**      2.07%        2.14%      2.31%       2.00%      1.98%
  Net investment loss                                          (1.45)%**    (1.37)%      (1.54)%    (1.44)%     (1.00)%    (1.09)%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 4.67%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 27

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year         Year        Year        Year         Year
                                                            5/31/12      Ended        Ended       Ended       Ended        Ended
                                                            (unaudited)  11/30/11     11/30/10    11/30/09(a) 11/30/08     11/30/07
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $ 18.16      $ 17.10      $  14.08    $  9.70     $   18.77    $ 18.92
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment loss                                       $ (0.00)(b)  $ (0.00)(b)  $  (0.02)   $ (0.01)    $      --    $ (0.02)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                          0.78         1.06          3.04       4.45         (6.92)      2.27
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $  0.78      $  1.06      $   3.02    $  4.44     $   (6.92)   $  2.25
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                              --           --            --      (0.06)        (2.15)     (2.40)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.78      $  1.06      $   3.02    $  4.38     $   (9.07)   $ (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 18.94      $ 18.16      $  17.10    $ 14.08     $    9.70    $ 18.77
====================================================================================================================================
Total return*                                                  4.30%        6.20%(d)     21.45%     46.08%       (41.62)%    13.87%
Ratio of net expenses to average net assets                    0.71%**      0.71%         0.74%      0.97%         1.00%      0.98%
Ratio of net investment loss to average net assets            (0.02)%**     0.00%(c)     (0.14)%    (0.05)%          --      (0.09)%
Portfolio turnover rate                                          84%**        81%           88%        91%           38%        52%
Net assets, end of period (in thousands)                    $99,542      $83,450      $107,870    $81,580     $ 115,533    $66,510
Ratios with no waiver of fees and assumption of expenses by
  the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                 0.71%**      0.71%         0.74%      0.97%         1.00%      0.98%
  Net investment loss                                         (0.02)%**     0.00%(c)     (0.14)%    (0.05)%          --      (0.09)%
Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                 0.71%**      0.71%         0.74%      0.97%         1.00%      0.98%
  Net investment loss                                         (0.02)%**     0.00%(c)     (0.14)%    (0.05)%          --      (0.09)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Annualized.

(a) Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund. (b) Rounds to less than $0.01 or $(0.01) per share.

(c)   Rounds to less than 0.01%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 6.08%.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

Notes to Financial Statements | 5/31/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and stated liabilities of the Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009 pursuant to an agreement and plan of reorganization (the reorganization) that was approved by the shareholders of the predecessor fund on May 8, 2009. The predecessor fund exchanged all of its net assets of Class A, Class C and Class I shares for the Fund's Class A, Class C and Class Y shares, respectively, in a one-to-one exchange ratio. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At May 31, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

             30 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by Federal and State tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. There were no distributions paid during the year ended November 30, 2011.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                          $(24,592,449)
Net unrealized gain                                                  71,366,550
--------------------------------------------------------------------------------
  Total                                                            $ 46,774,101
================================================================================

   The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $14,700 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2012.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the period, the Fund recognized gains of $215,629 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 31

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F. Securities Lending

   The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At May 31, 2012, the Fund had no securities on loan.

32 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Prior to the reorganization, Morgan Asset Management, Inc. (MAM) served as the investment adviser to the predecessor fund through May 15, 2009. For the six months ended May 31, 2012, the effective management fee was equivalent to 0.62% of the Fund's average daily net assets.

During prior periods, PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 1.00% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations were in effect through June 1, 2012 for Class A and Class Y shares, and through April 1, 2012 for Class C shares. These expense limitations have not been extended.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $22,646 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2012.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2012, such out-of-pocket expenses by class of shares were as follows:

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 33

Shareholder Communications:
Class A                                                                 $106,529
Class C                                                                   12,716
Class Y                                                                    3,783
--------------------------------------------------------------------------------
  Total                                                                 $123,028
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $83,785 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2012.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,567 in distribution fees payable to PFD at May 31, 2012.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2012, CDSCs in the amount of $524 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2012, the Fund's expenses were not reduced under such arrangements.

34 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2012, the Fund had no borrowings under a credit facility.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12 35

Trustees, Officers and Service Providers

Trustees                                       Officers
Thomas J. Perna, Chairman                      John F. Cogan, Jr., President*
David R. Bock                                  Daniel K. Kingsbury, Executive
Mary K. Bush                                     Vice President
John F. Cogan, Jr.                             Mark E. Bradley, Treasurer**
Benjamin M. Friedman                           Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*  Chief Executive Officer of the Funds.

** Chief Financial and Accounting Officer of the Funds.

36 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(c) 2012 Pioneer Investments 23253-03-0712

[GRAPHIC MAP]








                        Pioneer Oak Ridge Large
                        Cap Growth Fund
------------------------------------------------------------------------------
                        Semiannual Report | May 31, 2012
------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A    ORILX
                        Class B    ORLBX
                        Class C    ORLCX
                        Class R    ORLRX
                        Class Y    PORYX







                         [Logo] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


Letter to Shareowners                               2
Portfolio Management Discussion                     4
Portfolio Summary                                   8
Prices and Distributions                            9
Performance Update                                 10
Comparing Ongoing Fund Expenses                    15
Schedule of Investments                            17
Financial Statements                               21
Notes to Financial Statements                      30
Trustees, Officers and Service Providers           38


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     1

President's Letter

Dear Shareowner,

The U.S. economy continued its recovery through the first quarter of 2012, even as broader global concerns weighed on investors. The U.S. unemployment rate fell to 8.1% in April, and some indicators suggest that it may continue to trend down. The housing market continued to improve, fueled in part by record-low mortgage rates. The risk of rising oil prices appeared to recede. The improved outlook helped U.S. equity markets to perform well in the first quarter, with the Standard & Poor's 500 Index rising by 12%. For bond investors, the riskier sectors of the bond market fared the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, rose by just 0.3%, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, rose by 5.15%.

We are cautiously optimistic that the U.S. economy will continue to improve. But we are also closely monitoring macroeconomic concerns that could change the market's direction, such as the lingering debt woes in Europe, the state of the Chinese economy, and the U.S. government's fiscal situation. Clouds have continued to hover over Europe, as the exit of Greece from the Euro-zone remains a possibility. Meanwhile, China continues to face a potential slowdown in economic growth. In the U.S., tax increases and spending cuts scheduled to take effect at year-end should, unless fiscal policy changes, sharply reduce the budget deficit -- which would be very good for the country in the longer run -- but also could potentially stall U.S. economic growth in 2013. All of these considerations may lead to further market volatility.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing

* Diversification does not assure a profit or protect against loss in a declining market.

2    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12
risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     3

Portfolio Management Discussion | 5/31/12

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the subadviser of Pioneer Oak Ridge Large Cap Growth Fund, discusses the factors that influenced the Fund's performance during the six-month period ended May 31, 2012. Mr. Klaskin is Pioneer Oak Ridge Large Cap Growth Fund's lead portfolio manager.

Q  How did the Fund perform during the six months ended May 31, 2012?

A Pioneer Oak Ridge Large Cap Growth Fund's Class A shares returned 7.32% at net asset value during the six-month period ended May 31, 2012, while the Fund's benchmarks, the Russell 1000 Growth Index (the Russell Index) and the Standard & Poor's 500 Index (the S&P 500), returned 6.82% and 6.23%, respectively. During the same period, the average return of the 767 mutual funds in Lipper's Large Cap Growth Funds category was 5.63%.

Q How would you describe the market environment during the six months ended May 31, 2012, and how would you characterize the Fund's performance in that environment?

A The U.S. stock market performed exceptionally well for the majority of the six-month period. In the past, the Fund's focus on stocks of what we believe are higher-quality companies has typically caused relative performance to lag the overall market during rally periods. During the past six months, however, the Fund was able to provide competitive performance, and even outperformance of its benchmarks, due to strong individual stock selection.

Q As stock selection was the key driver of the Fund's outperformance of the benchmarks during the six months ended May 31, 2012, in what sectors did stock selection contribute the most to performance?

A Stock selection in consumer discretionary added the most value to the Fund's relative returns during the six-month period. A number of portfolio holdings in the sector outperformed the larger consumer discretionary group by a wide margin. Among the top-performing Fund holdings in consumer discretionary during the period were lower-end retailers that can often benefit during times of slowing economic growth, such as TJX and Dollar Tree. In addition, the Fund's performance benefited from the strong returns of positions in Priceline.com, and auto-parts retailer O'Reilly Automotive.

   The industrials sector also proved to be an area of strength for the Fund during the six-month period, as we emphasized companies that have had minimal exposure to the sharp slowdown in European growth. The


4    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12
   top-performing Fund holdings in industrials during the period were Illinois Tool Works, Danaher, and Ametek, an instrumentation engineering company.

   The Fund's positioning in the materials sector also added to relative performance during the period, but not because of any specific holdings. Instead, the Fund's relative performance in the sector was boosted by an underweight position, as that helped to insulate the portfolio from a sharp downturn in the stock prices of materials companies during the final two months of the six-month period.

   In health care, the Fund's top-performing holdings during the period were Gilead Sciences and Express Scripts. Both stocks performed poorly for most of 2011, but we maintained the portfolio's positions on the belief that both companies were undervalued and fundamentally sound. The companies have since rebounded strongly, benefiting the Fund's performance while illustrating the value of being patient with a stock when the company's fundamental growth story remains intact. The Fund's performance in health care also was boosted by the robust returns registered by Intuitive Surgical and Celgene.

Q Were there any areas in which the Fund's stock selection fell short of expectations during the six months ended May 31, 2012?

A The Fund underperformed in both information technology and energy during the six-month period. In the former, performance took a hit from the Fund's position in Riverbed Technologies, which was hurt by the broad slowdown in spending by European companies. The Fund's positions in Cognizant
   Technology Solutions and Oracle also hurt performance during the period. We opportunistically trimmed the Cognizant Technology position, and continue to hold Oracle in the portfolio. Not owning Microsoft, which gained more than 15% and far outpaced the return of the broader sector during the period, also cost the Fund some relative performance.

   In energy, the Fund began the period with robust outperformance, thanks to our preference for owning faster-growing companies over industry giants such as ExxonMobil and Chevron. The collapse in the price of oil in May 2012, however, caused the Fund to give back all of its outperformance in the sector. Occidental Petroleum, Concho Resources, and Schlumberger were among the Fund's holdings that were hit particularly hard during the spring selloff.

Q What changes, if any, did you make regarding the portfolio's positioning during the six months ended May 31, 2012?

A We were fairly active traders during the six-month period. The foundation for the recent trading activity is our belief that higher-quality large-cap stocks have been at their cheapest valuation levels in the past 10 to 15 years.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     5

   The information technology sector, in particular, has been offering an abundance of opportunities to invest in large-cap growth companies that have been trading at what we believe to be very compelling valuations. Against that backdrop, we added to the Fund's positions in technology companies such as Apple and Qualcomm. We also added to the Fund's position in Rackspace Hosting, a cloud computing firm that is more richly valued, but also is a faster-growing, mid-sized company. Rackspace, a leading provider of managed hosting and cloud services delivered as IAAS (Infrastructure-as-a-Service), has built a strong base in the small- to mid-business market and now appears poised to ramp-up its enterprise class business. As companies seek to leverage the cloud to reduce information technology costs, we feel that Rackspace should be well positioned to benefit given that service likely will be the key differentiator in what is becoming a commodity-oriented business.

   We also found some stock-specific investment opportunities outside of information technology, among them was Mead Johnson Nutrition, a maker of children's nutritional products. We believe the firm is well positioned to capitalize on global growth in pediatric nutrition given its leading brand franchise, excellent science capabilities, and strong presence in the faster-growing emerging markets. The company's high profit margin and steady dividend yield is especially attractive to us in an uncertain economic environment. We also added the home goods retailer Bed, Bath & Beyond (BBB) to the portfolio. BBB has continued to exhibit good long-term fundamentals and an inexpensive valuation.

   Notable sales from the Fund's portfolio during the period included Target, Procter & Gamble, NetApp, and Halliburton, the energy services giant.

Q  What are your thoughts on the stock market in general?

A External risks such as the European debt crisis, slowing growth in China, and concerns about reaching the "fiscal cliff" in the United States weighed heavily on market performance in May of 2012, and we think the same factors are likely to cause additional instability as we move through the remainder of the calendar year. In the current environment, we think investors should be prepared for the likelihood of additional short-term market volatility.

   On the positive side, the current environment may support outperformance for the type of higher-quality stocks that we seek to hold in the Fund. The expansion in corporate profit margins -- a result of cost cutting, reduced interest expenses, and stable input costs -- appears to be leveling off now, leading to expectations for slower earnings growth in 2012 when compared with last year. That may cause investors to place a higher premium on owning top-line growers and companies with enough cash to reduce their share counts through stock buybacks. Additionally, the valuation of the broader


6    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12
   market remains below historic norms, a potentially positive factor once investors regain confidence.

   In short, an unstable market may lead to greater rewards for investors who are focused on owning stocks of high-quality, reasonably valued growth companies with the ability to deploy cash for dividends, share buybacks and strategic acquisitions. Our emphasis on these types of companies remains the cornerstone of the Fund's investment discipline.

Please refer to the Schedule of Investments on pages 17-20 for a full listing of Fund securities.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     7

Portfolio Summary | 5/31/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                 95.0%
Temporary Cash Investment           4.1%
International Common Stocks         0.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology             31.4%
Consumer Discretionary             20.6%
Health Care                        15.1%
Industrials                        12.9%
Energy                              8.0%
Financials                          4.8%
Consumer Staples                    4.6%
Materials                           2.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Apple, Inc.                                   7.42%
 2.    International Business Machines Corp.         5.41
 3.    Dollar Tree, Inc.                             3.88
 4.    TJX Companies, Inc.                           3.54
 5.    EMC Corp.                                     3.20
 6.    QUALCOMM, Inc.                                3.18
 7.    Danaher Corp.                                 3.00
 8.    Allergan, Inc.                                2.83
 9.    Illinois Tool Works, Inc.                     2.83
10.    Gilead Sciences, Inc.                         2.72

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Prices and Distributions | 5/31/12

Net Asset Value per Share
--------------------------------------------------------------------------------

----------------------------------------------------------------------
      Class                     5/31/12                     11/30/11
----------------------------------------------------------------------
       A                        $12.90                      $12.02
----------------------------------------------------------------------
       B                        $12.01                      $11.24
----------------------------------------------------------------------
       C                        $12.08                      $11.30
----------------------------------------------------------------------
       R                        $12.49                      $11.66
----------------------------------------------------------------------
       Y                        $13.12                      $12.21
----------------------------------------------------------------------

Distributions per Share: 12/1/11-5/31/12
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
----------------------------------------------------------------------
       A               $--                 $--               $--
----------------------------------------------------------------------
       B               $--                 $--               $--
----------------------------------------------------------------------
       C               $--                 $--               $--
----------------------------------------------------------------------
       R               $--                 $--               $--
----------------------------------------------------------------------
       Y               $--                 $--               $--
----------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of U.S. large-cap growth stocks. The Standard & Poor's 500 Index is a broad measure of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-14.


     Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     9

Performance Update | 5/31/12                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of May 31, 2012)
---------------------------------------------------------------------
                                     Net Asset       Public Offering
Period                               Value (NAV)     Price (POP)
---------------------------------------------------------------------
10 Years                               2.70%          2.09%
5 Years                               -0.97          -2.14
1 Year                                 1.02          -4.80
---------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
---------------------------------------------------------------------
                                     Gross           Net
---------------------------------------------------------------------
                                     1.55%           1.20%
---------------------------------------------------------------------

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Oak Ridge          Russell 1000
          Large Cap Growth Fund      Growth Index      S&P 500 Index
5/02      $ 9,425                    $10,000           $10,000
          $ 8,696                    $ 9,215           $ 9,193
5/04      $10,174                    $10,876           $10,878
          $10,793                    $11,239           $11,773
5/06      $11,250                    $11,929           $12,790
          $12,918                    $14,359           $15,702
5/08      $12,199                    $14,335           $14,650
          $ 8,853                    $ 9,932           $ 9,882
5/10      $10,308                    $12,076           $11,956
          $12,177                    $15,629           $15,058
5/12      $12,301                    $15,862           $14,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class A shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


10    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2012)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 10 Years                                1.81%          1.81%
 5 Years                                -1.88          -1.88
 1 Year                                  0.17          -3.83
----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2012)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                        2.60%          2.10%
----------------------------------------------------------------------

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Oak Ridge          Russell 1000
          Large Cap Growth Fund      Growth Index      S&P 500 Index
5/02      $10,000                    $10,000           $10,000
          $ 9,158                    $ 9,215           $ 9,193
5/04      $10,648                    $10,876           $10,878
          $11,188                    $11,239           $11,773
5/06      $11,549                    $11,929           $12,790
          $13,158                    $14,359           $15,702
5/08      $12,300                    $14,335           $14,650
          $ 8,849                    $ 9,932           $ 9,882
5/10      $10,214                    $12,076           $11,956
          $11,948                    $15,629           $15,058
5/12      $11,968                    $15,862           $14,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class B shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     11

Performance Update | 5/31/12                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2012)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 10 Years                                1.87%          1.87%
 5 Years                                -1.84          -1.84
 1 Year                                  0.17           0.17
----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2012)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                        2.27%          2.10%
----------------------------------------------------------------------

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Oak Ridge          Russell 1000
          Large Cap Growth Fund      Growth Index      S&P 500 Index
5/02      $10,000                    $10,000           $10,000
          $ 9,158                    $ 9,215           $ 9,193
5/04      $10,639                    $10,876           $10,878
          $11,197                    $11,239           $11,773
5/06      $11,585                    $11,929           $12,790
          $13,203                    $14,359           $15,702
5/08      $12,363                    $14,335           $14,650
          $ 8,894                    $ 9,932           $ 9,882
5/10      $10,269                    $12,076           $11,956
          $12,012                    $15,629           $15,058
5/12      $12,032                    $15,862           $14,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class C shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class C shares were first publicly offered on February 17, 2004.


12    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2012)
----------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
----------------------------------------------------------------------
 10 Years                                2.25%          2.25%
 5 Years                                -1.25          -1.25
 1 Year                                  0.73           0.73
----------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2012)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                        1.73%          1.45%
----------------------------------------------------------------------

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Oak Ridge          Russell 1000
          Large Cap Growth Fund      Growth Index      S&P 500 Index
5/02      $10,000                    $10,000           $10,000
          $ 9,181                    $ 9,215           $ 9,193
5/04      $10,604                    $10,876           $10,878
          $11,156                    $11,239           $11,773
5/06      $11,600                    $11,929           $12,790
          $13,299                    $14,359           $15,702
5/08      $12,524                    $14,335           $14,650
          $ 9,060                    $ 9,932           $ 9,882
5/10      $10,532                    $12,076           $11,956
          $12,402                    $15,629           $15,058
5/12      $12,492                    $15,862           $14,994

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor Fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class R shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class R shares were first publicly offered on February 17, 2004.


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     13

Performance Update | 5/31/12                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index and the S&P 500 Index.


 Average Annual Total Returns
 (As of May 31, 2012)
--------------------------------------------------------------------
                                        If           If
 Period                                 Held         Redeemed
--------------------------------------------------------------------
 10 Years                                2.93%        2.93%
 5 Years                                -0.74        -0.74
 1 Year                                  1.23         1.23
--------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2012)
--------------------------------------------------------------------
 Gross
--------------------------------------------------------------------
 0.97%
--------------------------------------------------------------------


Value of $5 Million Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

          Pioneer Oak Ridge          Russell 1000
          Large Cap Growth Fund      Growth Index      S&P 500 Index

  5/02    $5,000,000                 $5,000,000        $5,000,000
          $4,613,525                 $4,607,528        $4,596,705
  5/04    $5,397,463                 $5,437,988        $5,438,850
          $5,738,530                 $5,619,308        $5,886,457
  5/06    $6,003,944                 $5,964,499        $6,394,756
          $6,923,204                 $7,179,395        $7,851,020
  5/08    $6,557,068                 $7,167,252        $7,325,181
          $4,773,528                 $4,965,844        $4,941,023
  5/10    $5,568,533                 $6,037,765        $5,977,788
          $6,590,702                 $7,814,693        $7,529,236
  5/12    $6,672,069                 $7,930,766        $7,496,795

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor Fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance for Class Y shares of the Fund for periods prior to February 13, 2004 is based on the performance of predecessor Oak Ridge Large Cap Equity Fund's Class A shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. The performance shown for Class Y shares of the Fund for the period from February 13, 2004 to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance for Class Y shares for periods prior to their inception on August 11, 2004, would have been higher than the performance shown.


14    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund


Based on actual returns from December 1, 2011 through May 31, 2012.


-------------------------------------------------------------------------------------------------------
 Share Class                    A               B               C               R               Y
-------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 12/1/11
-------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,073.20       $1,068.50       $1,069.00       $1,071.20       $1,074.50
 (after expenses)
 on 5/31/12
-------------------------------------------------------------------------------------------------------
 Expenses Paid              $    6.22       $   10.86       $   10.86       $    7.51       $    5.19
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 1.00% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2011 through May 31, 2012.


-------------------------------------------------------------------------------------------------------
 Share Class                    A               B               C               R               Y
-------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value On 12/1/11
-------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,019.00       $1,014.50       $1,014.50       $1,017.75       $1,020.00
 (after expenses)
 On 5/31/12
-------------------------------------------------------------------------------------------------------
 Expenses Paid              $    6.06       $   10.58       $   10.58       $    7.31       $    5.05
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 1.00% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


16    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Schedule of Investments | 5/31/12 (unaudited)

-----------------------------------------------------------------------
Shares                                                      Value
-----------------------------------------------------------------------
             COMMON STOCKS -- 93.9%
             ENERGY -- 7.6%
             Oil & Gas Equipment & Services -- 1.3%
   18,505    Schlumberger, Ltd.                             $ 1,170,441
-----------------------------------------------------------------------
             Integrated Oil & Gas -- 2.0%
   22,745    Occidental Petroleum Corp.                     $ 1,802,996
-----------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 4.3%
   22,025    Concho Resources, Inc.*                        $ 1,932,474
   69,770    Denbury Resources, Inc.*                         1,054,922
   29,425    Southwestern Energy Co.*                           824,783
                                                            -----------
                                                            $ 3,812,179
                                                            -----------
             Total Energy                                   $ 6,785,616
-----------------------------------------------------------------------
             MATERIALS -- 2.1%
             Industrial Gases -- 2.1%
   18,050    Praxair, Inc.                                  $ 1,917,632
                                                            -----------
             Total Materials                                $ 1,917,632
-----------------------------------------------------------------------
             CAPITAL GOODS -- 12.1%
             Aerospace & Defense -- 4.3%
   12,185    Precision Castparts Corp.                      $ 2,025,269
   25,000    United Technologies Corp.                        1,852,750
                                                            -----------
                                                            $ 3,878,019
-----------------------------------------------------------------------
             Electrical Components & Equipment -- 2.3%
   40,975    AMETEK, Inc.                                   $ 2,077,842
-----------------------------------------------------------------------
             Industrial Conglomerates -- 2.8%
   48,650    Danaher Corp.                                  $ 2,528,340
-----------------------------------------------------------------------
             Industrial Machinery -- 2.7%
   42,420    Illinois Tool Works, Inc.                      $ 2,381,883
                                                            -----------
             Total Capital Goods                            $10,866,084
-----------------------------------------------------------------------
             AUTOMOBILES & COMPONENTS -- 2.0%
             Auto Parts & Equipment -- 2.0%
   60,290    Johnson Controls, Inc.                         $ 1,817,141
                                                            -----------
             Total Automobiles & Components                 $ 1,817,141
-----------------------------------------------------------------------
             CONSUMER DURABLES & APPAREL -- 3.5%
             Apparel, Accessories & Luxury Goods -- 3.5%
   31,860    Coach, Inc.                                    $ 2,148,957
    6,770    VF Corp.                                           954,841
                                                            -----------
             Total Consumer Durables & Apparel              $ 3,103,798
-----------------------------------------------------------------------
             RETAILING -- 13.9%
             Internet Retail -- 1.3%
    1,895    priceline.com, Inc.*                           $ 1,185,304
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     17

----------------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------------
             Department Stores -- 1.6%
   29,245    Nordstrom, Inc.                                           $ 1,385,336
----------------------------------------------------------------------------------
             General Merchandise Stores -- 3.7%
   31,680    Dollar Tree, Inc.*                                        $ 3,268,742
----------------------------------------------------------------------------------
             Apparel Retail -- 3.3%
   70,310    TJX Companies, Inc.                                       $ 2,985,363
----------------------------------------------------------------------------------
             Automotive Retail -- 2.0%
   19,135    O'Reilly Automotive, Inc.*                                $ 1,832,942
----------------------------------------------------------------------------------
             Homefurnishing Retail -- 2.0%
   24,820    Bed Bath & Beyond, Inc.*                                  $ 1,793,245
                                                                       -----------
             Total Retailing                                           $12,450,932
----------------------------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO -- 4.4%
             Soft Drinks -- 2.3%
   30,325    PepsiCo, Inc.                                             $ 2,057,551
----------------------------------------------------------------------------------
             Packaged Foods & Meats -- 2.1%
   23,375    Mead Johnson Nutrition Co.                                $ 1,887,298
                                                                       -----------
             Total Food, Beverage & Tobacco                            $ 3,944,849
----------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SERVICES -- 5.0%
             Health Care Equipment -- 2.9%
   27,075    Baxter International, Inc.                                $ 1,370,536
    2,255    Intuitive Surgical, Inc.*                                   1,179,590
                                                                       -----------
                                                                       $ 2,550,126
----------------------------------------------------------------------------------
             Health Care Services -- 2.1%
   36,645    Express Scripts Holding Co.*                              $ 1,912,503
                                                                       -----------
             Total Health Care Equipment & Services                    $ 4,462,629
----------------------------------------------------------------------------------
             PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.2%
             Biotechnology -- 4.5%
   25,270    Celgene Corp.*                                            $ 1,724,678
   45,850    Gilead Sciences, Inc.*                                      2,290,208
                                                                       -----------
                                                                       $ 4,014,886
----------------------------------------------------------------------------------
             Pharmaceuticals -- 4.7%
   30,415    Abbott Laboratories, Inc.                                 $ 1,879,343
   26,445    Allergan, Inc.                                              2,386,661
                                                                       -----------
                                                                       $ 4,266,004
                                                                       -----------
             Total Pharmaceuticals, Biotechnology & Life Sciences      $ 8,280,890
----------------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 4.5%
             Specialized Finance -- 1.6%
   11,645    IntercontinentalExchange, Inc.*                           $ 1,425,930
----------------------------------------------------------------------------------
             Asset Management & Custody Banks -- 1.8%
   15,885    Affiliated Managers Group, Inc.*                          $ 1,637,267
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

----------------------------------------------------------------------------
Shares                                                           Value
----------------------------------------------------------------------------
             Investment Banking & Brokerage -- 1.1%
   10,470    The Goldman Sachs Group, Inc.                       $ 1,001,979
                                                                 -----------
             Total Diversified Financials                        $ 4,065,176
----------------------------------------------------------------------------
             SOFTWARE & SERVICES -- 14.4%
             Internet Software & Services -- 2.1%
    1,535    Google, Inc.*                                       $   891,620
   19,855    Rackspace Hosting, Inc.*                                982,227
                                                                 -----------
                                                                 $ 1,873,847
----------------------------------------------------------------------------
             IT Consulting & Other Services -- 6.0%
   13,540    Cognizant Technology Solutions Corp.*               $   788,705
   23,645    International Business Machines Corp.                 4,561,120
                                                                 -----------
                                                                 $ 5,349,825
----------------------------------------------------------------------------
             Data Processing & Outsourced Services -- 2.2%
   17,240    Visa, Inc.                                          $ 1,986,048
----------------------------------------------------------------------------
             Application Software -- 1.2%
   15,255    Citrix Systems, Inc.*                               $ 1,114,835
----------------------------------------------------------------------------
             Systems Software -- 2.9%
   13,810    Check Point Software Technologies, Ltd.*            $   707,624
   71,755    Oracle Corp.                                          1,899,355
                                                                 -----------
                                                                 $ 2,606,979
                                                                 -----------
             Total Software & Services                           $12,931,534
----------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 14.0%
             Communications Equipment -- 4.0%
   46,755    Qualcomm, Inc.                                      $ 2,679,529
   52,890    Riverbed Technology, Inc.*                              867,396
                                                                 -----------
                                                                 $ 3,546,925
----------------------------------------------------------------------------
             Computer Hardware -- 7.0%
   10,815    Apple, Inc.*                                        $ 6,248,150
----------------------------------------------------------------------------
             Computer Storage & Peripherals -- 3.0%
  113,270    EMC Corp.*                                          $ 2,701,490
                                                                 -----------
             Total Technology Hardware & Equipment               $12,496,565
----------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
             Semiconductors -- 1.2%
   31,140    Altera Corp.                                        $ 1,040,387
                                                                 -----------
             Total Semiconductors & Semiconductor Equipment      $ 1,040,387
----------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $61,244,871)                                  $84,163,233
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     19

----------------------------------------------------------------------------------------
Principal
Amount ($)                                                                   Value
----------------------------------------------------------------------------------------
             TEMPORARY CASH INVESTMENTS -- 4.1%
             Repurchase Agreement -- 4.1%
3,665,000    JPMorgan, Inc., 0.2%, dated 5/31/12, repurchase price of
             $3,665,000 plus accrued interest on 6/1/12 collateralized by
             $3,738,388 Federal National Mortage Association, 3.0-7.0%,
             1/1/14-6/1/42                                                   $ 3,665,000
----------------------------------------------------------------------------------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $3,665,000)                                               $ 3,665,000
----------------------------------------------------------------------------------------
             TOTAL INVESTMENT IN SECURITIES -- 98.0%
             (Cost $64,909,871) (a)                                          $87,828,233
----------------------------------------------------------------------------------------
             OTHER ASSETS & LIABILITIES -- 2.0%                              $ 1,748,913
----------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                      $89,577,146
========================================================================================

*    Non-income producing security.

(a) At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $65,152,834 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $26,313,555
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (3,638,156)
                                                                                   -----------
       Net unrealized gain                                                         $22,675,399
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2012 aggregated $7,829,750 and $19,332,435, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                             Level 1        Level 2       Level 3    Total
--------------------------------------------------------------------------------
Common Stocks                $84,163,233    $       --    $--        $84,163,233
Repurchase Agreements                 --     3,665,000     --          3,665,000
--------------------------------------------------------------------------------
Total                        $84,163,233    $3,665,000    $--        $87,828,233
================================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Statement of Assets and Liabilities | 5/31/12 (unaudited)

ASSETS:
  Investment in securities (cost $64,909,871)            $87,828,233
  Cash                                                       354,452
  Receivables --
   Investment securties sold                               1,592,497
   Fund shares sold                                           41,961
   Dividends, interest and foreign taxes withheld             96,722
   Due to Pioneer Investment Management, Inc.                  6,459
  Other                                                       45,297
--------------------------------------------------------------------
     Total assets                                        $89,965,621
--------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                       $    17,497
   Fund shares repurchased                                   283,582
  Due to affiliates                                           33,796
  Accrued expenses                                            52,157
  Other expenses                                               1,443
--------------------------------------------------------------------
     Total liabilities                                   $   388,475
--------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                        $150,160,853
  Accumulated investments loss                              (244,563)
  Accumulated net realized loss on investments           (83,257,506)
  Net unrealized gain on investments                      22,918,362
--------------------------------------------------------------------
     Total net assets                                    $89,577,146
====================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $50,862,263/3,942,407 shares)        $     12.90
  Class B (based on $4,256,800/354,540 shares)           $     12.01
  Class C (based on $19,331,956/1,600,981 shares)        $     12.08
  Class R (based on $933,656/74,730 shares)              $     12.49
  Class Y (based on $14,192,471/1,081,935 shares)        $     13.12
MAXIMUM OFFERING PRICE:
  Class A ($12.90 [divided by] 94.25%)                   $     13.69
====================================================================

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     21

Statement of Operations (unaudited)

For the Six Months Ended 5/31/12

INVESTMENT INCOME:
  Dividends                                                 $  426,319
  Interest                                                         594
  Income from securities loaned, net                                10
---------------------------------------------------------------------------------------
     Total investment income                                                 $  426,923
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $  356,378
  Transfer agent fees
   Class A                                                      62,897
   Class B                                                      12,145
   Class C                                                      15,363
   Class R                                                         580
   Class Y                                                       1,587
  Distribution fees
   Class A                                                      65,447
   Class B                                                      24,339
   Class C                                                     101,828
   Class R                                                       3,495
  Shareholder communications expense                            36,755
  Administrative reimbursements                                 13,655
  Custodian fees                                                 4,596
  Registration fees                                             33,795
  Professional fees                                             26,073
  Printing expense                                               1,267
  Fees and expenses of nonaffiliated Trustees                    3,285
  Miscellaneous                                                 12,992
---------------------------------------------------------------------------------------
     Total expenses                                                          $  776,477
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (104,991)
---------------------------------------------------------------------------------------
     Net expenses                                                            $  671,486
---------------------------------------------------------------------------------------
       Net investment loss                                                   $ (244,563)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
   Investments                                              $4,361,231
   Class action                                                285,958       $4,647,189
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                               $2,286,752
---------------------------------------------------------------------------------------
  Net gain on investments                                                    $6,933,941
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $6,689,378
=======================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Statement of Changes in Net Assets

For the Six Months Ended 5/31/12 and the Year Ended 11/30/11, respectively

----------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/12         Year Ended
                                                            (unaudited)     11/30/11
----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $  (244,563)    $   (469,602)
Net realized gain on investments and class action             4,647,189       18,013,326
Change in net unrealized gain (loss) on investments           2,286,752       (9,912,061)
----------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 6,689,378     $  7,631,663
----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                $ 5,809,855     $ 11,251,931
Cost of shares repurchased                                  (15,695,986)     (88,827,606)
----------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $(9,886,131)    $(77,575,675)
----------------------------------------------------------------------------------------
   Net decrease in net assets                               $(3,196,753)    $(69,944,012)
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                          92,773,899      162,717,911
----------------------------------------------------------------------------------------
End of period                                               $89,577,146     $ 92,773,899
----------------------------------------------------------------------------------------
Accumulated net investment loss                             $  (244,563)    $         --
========================================================================================

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     23

                            '12 Shares      '12 Amount      '11 Shares     '11 Amount
                            (unaudited)     (unaudited)
Class A
Shares sold                     313,882     $ 4,131,738        525,869     $  6,402,311
Less shares repurchased        (560,809)     (7,300,743)    (3,343,364)     (40,551,829)
---------------------------------------------------------------------------------------
   Net decrease                (246,927)    $(3,169,005)    (2,817,495)    $(34,149,518)
=======================================================================================
Class B
Shares sold or exchanged            775     $     9,057         14,187     $    161,474
Less shares repurchased         (92,311)     (1,115,228)      (280,773)      (3,214,434)
---------------------------------------------------------------------------------------
   Net decrease                 (91,536)    $(1,106,171)      (266,586)    $ (3,052,960)
=======================================================================================
Class C
Shares sold                     101,375     $ 1,260,828        189,185     $  2,165,268
Less shares repurchased        (242,380)     (2,948,323)      (738,228)      (8,525,747)
---------------------------------------------------------------------------------------
   Net decrease                (141,005)    $(1,687,495)      (549,043)    $ (6,360,479)
=======================================================================================
Class R
Shares sold                       5,721     $    71,513         30,457     $    359,644
Less shares repurchased         (43,707)       (548,035)      (110,142)      (1,347,922)
---------------------------------------------------------------------------------------
   Net decrease                 (37,986)    $  (476,522)       (79,685)    $   (988,278)
=======================================================================================
Class Y
Shares sold                      25,691     $   336,719        174,799     $  2,163,234
Less shares repurchased        (285,310)     (3,783,657)    (2,773,962)     (35,187,674)
---------------------------------------------------------------------------------------
   Net decrease                (259,619)    $(3,446,938)    (2,599,163)    $(33,024,440)
=======================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                     5/31/12           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                     (unaudited)       11/30/11    11/30/10     11/30/09     11/30/08     11/30/07
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                 $ 12.02           $ 11.59     $ 10.98      $  8.40      $ 13.80      $  13.69
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                        $ (0.02)          $ (0.03)    $  0.00(a)   $  0.02      $  0.02      $   0.01
 Net realized and unrealized gain (loss) on
  investments                                           0.90              0.46        0.62         2.59        (5.38)         1.10
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                        $  0.88           $  0.43     $  0.62      $  2.61      $ (5.36)     $   1.11
Distributions to shareowners:
 Net investment income                                    --                --       (0.01)       (0.03)          --            --
 Net realized gain                                        --                --          --           --        (0.04)        (1.00)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  0.88           $  0.43     $  0.61      $  2.58      $ (5.40)     $   0.11
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 12.90           $ 12.02     $ 11.59      $ 10.98      $  8.40      $  13.80
====================================================================================================================================
Total return*                                           7.32%             3.71%       5.62%       31.24%      (38.86)%        8.35%
Ratio of net expenses to average net assets+            1.20%**           1.20%       1.20%        1.20%        1.20%         1.22%
Ratio of net investment income (loss) to average
 net assets+                                           (0.30)%**         (0.21)%      0.01%        0.18%        0.05%         0.02%
Portfolio turnover rate                                   17%**             37%         31%          15%          31%           43%
Net assets, end of period (in thousands)             $50,862           $50,370     $81,235      $88,635      $88,678      $240,676
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                           1.51%**           1.55%       1.50%        1.56%        1.37%         1.29%
 Net investment loss                                   (0.62)%**         (0.21)%     (0.30)%      (0.18)%      (0.12)%       (0.05)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                           1.20%**           1.20%       1.20%        1.20%        1.20%         1.20%
 Net investment income (loss)                          (0.30)%**         (0.21)%      0.01%        0.18%        0.05%         0.04%
====================================================================================================================================

(a)  Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     25

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                     5/31/12           Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     (unaudited)       11/30/11    11/30/10     11/30/09     11/30/08    11/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                 $ 11.24           $ 10.94     $ 10.44      $  8.03      $ 13.31     $ 13.37
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $ (0.08)          $ (0.16)    $ (0.11)     $ (0.06)(a)  $ (0.11)    $ (0.12)
 Net realized and unrealized gain (loss) on
  investments                                           0.85              0.46        0.61         2.47        (5.13)       1.06
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                        $  0.77           $  0.30     $  0.50      $  2.41      $ (5.24)    $  0.94
Distributions to shareowners:
 Net realized gain                                        --                --          --           --        (0.04)      (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  0.77           $  0.30     $  0.50      $  2.41      $ (5.28)    $ (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 12.01           $ 11.24     $ 10.94      $ 10.44      $  8.03     $ 13.31
===================================================================================================================================
Total return*                                           6.85%             2.74%       4.79%       30.01%      (39.39)%      7.27%
Ratio of net expenses to average net assets+            2.10%**           2.10%       2.10%        2.10%        2.11%       2.13%
Ratio of net investment loss to average net assets+    (1.21)%**         (1.10)%     (0.90)%      (0.72)%      (0.86)%     (0.88)%
Portfolio turnover rate                                   17%**             37%         31%          15%          31%         43%
Net assets, end of period (in thousands)             $ 4,257           $ 5,014     $ 7,794      $12,006      $12,351     $28,799
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                           2.54%**           2.60%       2.48%        2.59%        2.32%       2.26%
 Net investment loss                                   (1.65)%**         (1.61)%     (1.28)%      (1.21)%      (1.07)%     (1.01)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                           2.10%**           2.10%       2.10%        2.10%        2.10%       2.10%
 Net investment loss                                   (1.21)%**         (1.10)%     (0.90)%      (0.72)%      (0.85)%     (0.85)%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                     5/31/12           Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                     (unaudited)       11/30/11    11/30/10    11/30/09     11/30/08     11/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                 $ 11.30           $ 11.00     $ 10.50     $  8.08      $ 13.38      $ 13.42
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $ (0.07)          $ (0.14)    $ (0.10)    $ (0.06)(a)  $ (0.10)     $ (0.10)
 Net realized and unrealized gain (loss) on
  investments                                           0.85              0.44        0.60        2.48        (5.16)        1.06
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                        $  0.78           $  0.30     $  0.50     $  2.42      $ (5.26)     $  0.96
Distributions to shareowners:
 Net realized gain                                        --                --          --          --        (0.04)       (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  0.78           $  0.30     $  0.50     $  2.42      $ (5.30)     $ (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 12.08           $ 11.30     $ 11.00     $ 10.50      $  8.08      $ 13.38
===================================================================================================================================
Total return*                                           6.90%             2.73%       4.76%      29.95%      (39.33)%       7.39%
Ratio of net expenses to average net assets+            2.10%**           2.10%       2.10%       2.10%        2.07%        2.00%
Ratio of net investment loss to average net assets+    (1.21)%**         (1.10)%     (0.90)%     (0.72)%      (0.82)%      (0.75)%
Portfolio turnover rate                                   17%**             37%         31%         15%          31%          43%
Net assets, end of period (in thousands)             $19,332           $19,692     $25,199     $28,305      $29,164      $71,087
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                           2.20%**           2.27%       2.24%       2.29%        2.07%        2.00%
 Net investment loss                                   (1.31)%**         (1.28)%     (1.03)%     (0.91)%      (0.82)%      (0.75)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                           2.10%**           2.10%       2.10%       2.10%        2.07%        1.99%
 Net investment loss                                   (1.21)%**         (1.10)%     (0.90)%     (0.72)%      (0.82)%      (0.74)%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     27

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                     5/31/12           Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     (unaudited)       11/30/11    11/30/10     11/30/09     11/30/08    11/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                 $ 11.66           $ 11.27     $ 10.69      $  8.17      $ 13.46     $ 13.41
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                 $ (0.06)          $ (0.07)    $ (0.02)     $ (0.01)(a)  $ (0.03)    $ (0.03)
 Net realized and unrealized gain (loss) on
  investments                                           0.89              0.46        0.60         2.53        (5.22)       1.08
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                        $  0.83           $  0.39     $  0.58      $  2.52      $ (5.25)    $  1.05
Distributions to shareowners:
 Net investment income                                    --                --       (0.00)(b)       --           --          --
 Net realized gain                                        --                --          --           --        (0.04)      (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  0.83           $  0.39     $  0.58      $  2.52      $ (5.29)    $  0.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 12.49           $ 11.66     $ 11.27      $ 10.69      $  8.17     $ 13.46
===================================================================================================================================
Total return*                                           7.12%             3.46%       5.44%       30.84%      (39.03)%      8.07%
Ratio of net expenses to average net assets+            1.45%**           1.45%       1.45%        1.45%        1.45%       1.46%
Ratio of net investment loss to average net assets+    (0.59)%**         (0.46)%     (0.24)%      (0.09)%      (0.20)%     (0.21)%
Portfolio turnover rate                                   17%**             37%         31%          15%          31%         43%
Net assets, end of period (in thousands)             $   934           $ 1,314     $ 2,168      $ 2,400      $ 1,002     $ 2,270
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                           1.84%**           1.73%       1.67%        1.82%        1.80%       1.56%
 Net investment loss                                   (0.98)%**         (0.74)%     (0.47)%      (0.46)%      (0.54)%     (0.31)%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                           1.45%**           1.45%       1.45%        1.45%        1.45%       1.45%
 Net investment loss                                   (0.59)%**         (0.46)%     (0.24)%      (0.09)%      (0.20)%     (0.21)%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(b)  Amount rounds to less than $0.01 or $(0.01) per share.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                     5/31/12           Year Ended   Year Ended  Year Ended  Year Ended    Year Ended
                                                     (unaudited)       11/30/11     11/30/10    11/30/09    11/30/08      11/30/07
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                 $ 12.21           $ 11.75      $ 11.12     $  8.50     $  13.96      $  13.82
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                               $ (0.01)          $ (0.00)(a)  $  0.03     $  0.05     $   0.07      $   0.07
 Net realized and unrealized gain (loss) on
  investments                                           0.92              0.46         0.63        2.61        (5.44)         1.09
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                        $  0.91           $  0.46      $  0.66     $  2.66     $  (5.37)     $   1.16
Distributions to shareowners:
 Net investment income                                    --                --        (0.03)      (0.04)       (0.05)        (0.02)
 Net realized gain                                        --                --           --          --        (0.04)        (1.00)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value           $  0.91           $  0.46      $  0.63     $  2.62     $  (5.46)     $   0.14
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 13.12           $ 12.21      $ 11.75     $ 11.12     $   8.50      $  13.96
====================================================================================================================================
Total return*                                           7.45%             3.91%(b)     5.93%      31.41%      (38.65)%        8.67%
Ratio of net expenses to average net assets+            1.00%**           0.97%        0.94%       0.98%        0.90%         0.86%
Ratio of net investment income to average net
 assets+                                               (0.11)%**          0.01%        0.26%       0.45%        0.36%         0.40%
Portfolio turnover rate                                   17%**             37%          31%         15%          31%           43%
Net assets, end of period (in thousands)             $14,192           $16,385      $46,323     $59,976     $105,183      $454,085
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                           1.00%**           0.97%        0.94%       0.98%        0.90%         0.86%
 Net investment income                                 (0.11)%**          0.01%        0.26%       0.45%        0.36%         0.40%
Ratios with waiver of fees and assumption of
 expenses by the Adviser and reduction for fees
 paid indirectly:
 Net expenses                                           1.00%**           0.97%        0.94%       0.98%        0.90%         0.86%
 Net investment income                                 (0.11)%**          0.01%        0.26%       0.45%        0.36%         0.40%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than $(0.01) per share.
(b) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.

The accompanying notes are an integral part of these financial statements.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     29

Notes to Financial Statements | 5/31/12 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C and Class R shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

30    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

     At May 31, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     31

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. There were no distributions paid during the year ended November 30, 2011.

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
Distributable Earnings:
Capital loss carryforward                                         $ (87,661,732)
Net unrealized gain                                                  20,388,647
--------------------------------------------------------------------------------
   Total                                                          $ (67,273,085)
================================================================================

     The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $3,481 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2012.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the six months ended May 31, 2012, the Fund recognized gains of $285,958 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

32    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Risks

     The Fund invests in a limited number of securities, and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.   Securities Lending

     The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     33
     return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At May 31, 2012, the Fund had no securities on loan.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended May 31, 2012, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. Fees waived and expenses reimbursed during six months ended May 31, 2012 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

34    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,026 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2012.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the six months ended May 31, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $18,831
Class B                                                                    2,360
Class C                                                                   10,223
Class R                                                                    2,231
Class Y                                                                    3,110
--------------------------------------------------------------------------------
   Total                                                                 $36,755
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $26,736 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2012.

4.   Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,034 in distribution fees payable to PFD at May 31, 2012.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     35

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2012, CDSCs in the amount of $1,271 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2012, the Fund's expenses were not reduced under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an

36    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12
annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2012, the Fund had no borrowings under a credit facility.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     37

Trustees, Officers and Service Providers

Trustees                                        Officers
Thomas J. Perna, Chairman                       John F. Cogan, Jr., President*
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
John F. Cogan, Jr.                              Mark E. Bradley, Treasurer**
Benjamin M. Friedman                            Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Investment Subadviser
Oakridge Investments, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*    Chief Executive Officer of the Funds.
**   Chief Financial and Accounting Officer of the Funds.

38    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     39

                           This page for your notes.

40    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     41

                           This page for your notes.

42    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

                           This page for your notes.

    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12     43

                           This page for your notes.

44    Pioneer Oak Ridge Large Cap Growth Fund | Semiannual Report | 5/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


[GRAPHIC MAP]






                    Pioneer Oak Ridge
                    Small Cap Growth Fund





--------------------------------------------------------------------------------
                    Semiannual Report | May 31, 2012
--------------------------------------------------------------------------------




                    Ticker Symbols:
                    Class A    ORIGX
                    Class B    ORIBX
                    Class C    ORICX
                    Class R    ORSRX*
                    Class Y    ORIYX

                    * Share class launched on April 2, 2012.





                    [LOGO] PIONEER
                           Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             17

Schedule of Investments                                                     19

Financial Statements                                                        24

Notes to Financial Statements                                               33

Trustees, Officers and Service Providers                                    41


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     1

President's Letter

Dear Shareowner,

The U.S. economy continued its recovery through the first quarter of 2012, even as broader global concerns weighed on investors. The U.S. unemployment rate fell to 8.1% in April, and some indicators suggest that it may continue to trend down. The housing market continued to improve, fueled in part by record-low mortgage rates. The risk of rising oil prices appeared to recede. The improved outlook helped U.S. equity markets to perform well in the first quarter, with the Standard & Poor's 500 Index rising by 12%. For bond investors, the riskier sectors of the bond market fared the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, rose by just 0.3%, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, rose by 5.15%.

We are cautiously optimistic that the U.S. economy will continue to improve. But we are also closely monitoring macroeconomic concerns that could change the market's direction, such as the lingering debt woes in Europe, the state of the Chinese economy, and the U.S. government's fiscal situation. Clouds have continued to hover over Europe, as the exit of Greece from the Euro-zone remains a possibility. Meanwhile, China continues to face a potential slowdown in economic growth. In the U.S., tax increases and spending cuts scheduled to take effect at year-end should, unless fiscal policy changes, sharply reduce the budget deficit -- which would be very good for the country in the longer run -- but also could potentially stall U.S. economic growth in 2013. All of these considerations may lead to further market volatility.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing

* Diversification does not assure a profit or protect against loss in a declining market.


2    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12
risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     3

Portfolio Management Discussion | 5/31/12

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the subadviser of Pioneer Oak Ridge Small Cap Growth Fund, discusses the factors that influenced the Fund's performance during the six-month period ended May 31, 2012. Mr. Klaskin is Pioneer Oak Ridge Small Cap Growth Fund's lead portfolio manager.

Q    How did the Fund perform during the six months ended May 31, 2012?

A During the six months ended May 31, 2012, the Fund's Class A shares returned -1.16% at net asset value, while the Fund's benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, returned 3.24% and 4.06%, respectively. During the same six-month period, the average return of the 525 mutual funds in Lipper's Small Cap Growth Funds category was 3.27%.

Q How would you describe the market environment during the six months ended May 31, 2012, and how would you characterize the Fund's performance in that environment?

A During the interval from December 2011 through March 2012, small-cap stocks rallied strongly and the Fund underperformed the market by a wide margin. We are disappointed that the Fund's performance didn't keep pace with that of its benchmarks during the six-month period, although the performance gap closed quite a bit in the final two months of the period (April and May
     2012) as the market environment turned less favorable and our emphasis on higher-quality companies within the portfolio began to bear fruit. The market's slump later in the period was reflective of investors' concerns about slowing U.S. economic growth and the reemergence of the European sovereign-debt crisis as a daily news story.

     We believe the Fund's late-period rally helps to illustrate the value of our steady investment approach, which seeks to deliver long-term outperformance rather than trying to keep pace with short-term surges in the market.

Q What were some specific holdings or investment strategies that helped and/or hurt the Fund's performance during the six months ended May 31, 2012?

A During the six-month period, stock selection in health care was the largest positive contributor to the Fund's benchmark-relative returns. Although the Fund's holdings in health care underperformed through the first half of the period, strong performance from the sector in the second half of the period more than made up for the earlier underperformance. The holding that contributed the most to the Fund's performance during the period was


4    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

     Catalyst Health, a long-term portfolio position that was acquired at a substantial premium in April 2012, by SXC Health Solutions. The Fund's performance in health care also received a boost from a position in Align Technologies, which reported earnings that came in well above expectations, and from the outperformance of the Fund's long-time holdings in two veterinary businesses, IDEXX Laboratories and MWI Veterinary Supply.

     The Fund's benchmark-relative performance also was aided by having a near-zero weighting in the materials sector, which finished the six-month period as the worst performer among the 10 major market sectors.

     On the negative side, stock selection in the consumer discretionary sector was the largest detractor from the Fund's relative performance. True Religion Apparel, a manufacturer and marketer of fashion jeans, was the portfolio's worst individual performer in the sector. The stock was a top performer for the Fund in 2011, but difficulties with the firm's Korean distributors caused True Religion to lower its earnings outlook early in 2012. The company also has been spending more in order to expand its international operations. We remain confident in True Religion's long-term prospects, and we believe the company's performance eventually will be bolstered by new product offerings. The Fund's position in Deckers Outdoor, maker of the popular "Uggs" brand of boots, also detracted from relative performance during the six-month period, due to higher input costs and weaker-than-expected earnings. As with True Religion, we also remain confident about our long-term view of Deckers Outdoor. Children's Place and Iconix Brand Group also stood out as portfolio holdings that detracted from performance in consumer discretionary during the six-month period.

     The information technology and industrials sectors also were sources of weakness for the Fund during the six-month period. The Fund's largest performance detractor in information technology was a position in Vocus, which provides cloud software for social media marketing. The stock experienced a severe short-term decline when the company announced an acquisition, but we believe the acquisition to be a transformative move that will fuel another substantial leg of growth for Vocus. A second notable performance detractor in the information technology sector was the Fund's holding in OPNET Technologies, which reported disappointing earnings results for the quarter ended December 31, 2011. The company reported better results in the subsequent quarter ended March 31, 2012, which helped its stock to perform well in May 2012, despite weakness in the broader market. In industrials, the Fund's position in Polypore International -- a maker of specialized technology filters and a supplier of membranes for Chevy Volt batteries -- declined when General Motors temporarily suspended production of the Volt.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     5

Q What changes, if any, did you make regarding the portfolio's positioning during the six months ended May 31, 2012?

A While bottom-up stock selection is our primary focus, we also place an emphasis on risk management within the portfolio. In recent months, managing risk has meant taking steps to insulate the Fund from the economic impact of adverse developments in Europe and the possible influence that a worsening of the region's debt crisis could have on the global economy. Against that backdrop, we took steps to reduce the Fund's exposure to the economic cycle during the six-month period by selling stocks such as WABCO, a maker of auto and truck parts that has relatively high exposure to Europe. Our decision to reduce the Fund's economic sensitivity paid off in April and May of 2012, as the portfolio was somewhat protected from the full impact of the overall market downturn.

     We also made efforts throughout the six-month period to eliminate some Fund positions in lagging stocks without visible growth catalysts, such as Covance and Integra. Those sales help to illustrate our willingness to cut our losses and move on to better investment ideas, rather than take the chance of falling into "value traps."

Q    What are your thoughts on the stock market in general?

A External risks such as the European debt crisis, slowing growth in China, and concerns about reaching the "fiscal cliff" in the United States weighed heavily on market performance in May of 2012, and we think the same factors are likely to cause additional instability as we move through the remainder of the calendar year. In the current environment, we think investors should be prepared for continued volatility in small-cap stocks.

     That said, we continue to like the overall prospects for small-cap stocks, independent of the external macroeconomic concerns. Small caps have higher valuations than large caps, but they also have better growth prospects and less exposure to the troubles in Europe due to their domestic orientations. Perhaps even more important, the small-cap segment of the market seems ripe for increased merger and acquisition activity. Larger companies have been finding organic growth difficult in an environment of global economic malaise, and one solution to the problem is to "buy" growth by acquiring small-cap companies. We believe those factors will help to support the longer-term performance of the small-cap segment of the market, and we plan to look for opportunities to make market volatility work in the Fund's favor, rather than against it, by using price downturns to add to the Fund's highest-conviction holdings.

Please refer to the Schedule of Investments on pages 19-23 for a full listing of Fund securities.


6    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     7

Portfolio Summary | 5/31/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The data is a representation of a pie chart in the printed material]

U.S. Common Stocks                                                         93.6%
Temporary Cash Investments                                                  6.4

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The data is a representation of a pie chart in the printed material]

Industrials                                                                26.4%
Health Care                                                                22.5
Information Technology                                                     22.0
Consumer Discretionary                                                     15.5
Financials                                                                  7.3
Energy                                                                      5.9
Materials                                                                   0.4

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.    Catalyst Health Solutions, Inc.                                     4.92%
--------------------------------------------------------------------------------
 2.    ANSYS, Inc.                                                         4.31
--------------------------------------------------------------------------------
 3.    Align Technology, Inc.                                              3.24
--------------------------------------------------------------------------------
 4.    Wright Express Corp.                                                2.93
--------------------------------------------------------------------------------
 5.    LKQ Corp.                                                           2.90
--------------------------------------------------------------------------------
 6.    MICROS Systems, Inc.                                                2.85
--------------------------------------------------------------------------------
 7.    Questcor Pharmaceuticals, Inc.                                      2.70
--------------------------------------------------------------------------------
 8.    Colfax Corp.                                                        2.60
--------------------------------------------------------------------------------
 9.    Wolverine World Wide, Inc.                                          2.51
--------------------------------------------------------------------------------
10.    AO Smith Corp.                                                      2.41
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Prices and Distributions | 5/31/12

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                       5/31/12                     11/30/11
--------------------------------------------------------------------------------
       A                           $28.09                      $28.42
--------------------------------------------------------------------------------
       B                           $25.87                      $26.28
--------------------------------------------------------------------------------
       C                           $24.11                      $24.48
--------------------------------------------------------------------------------
       R                           $28.09                      $29.48*
--------------------------------------------------------------------------------
       Y                           $28.31                      $28.59
--------------------------------------------------------------------------------

Distributions Per Share: 12/1/11-5/31/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net Investment            Short-Term            Long-Term
      Class             Income              Capital Gains         Capital Gains
--------------------------------------------------------------------------------
       A                $ --                    $ --                  $ --
--------------------------------------------------------------------------------
       B                $ --                    $ --                  $ --
--------------------------------------------------------------------------------
       C                $ --                    $ --                  $ --
--------------------------------------------------------------------------------
       R                $ --                    $ --                  $ --
--------------------------------------------------------------------------------
       Y                $ --                    $ --                  $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-16.

*    Class R shares were first publicly offered on April 2, 2012.


     Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     9

Performance Update | 5/31/12                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2012)
-------------------------------------------------
                    Net Asset     Public Offering
Period              Value (NAV)   Price (POP)
-------------------------------------------------
10 Years             7.24%          6.60%
5 Years              2.97           1.76
1 Year              -8.39         -13.65
-------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
-------------------------------------------------
                    Gross         Net
-------------------------------------------------
                    1.51%         1.40%
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

             Pioneer Oak Ridge             Russell 2000             Russell 2000
           Small Cap Growth Fund               Index                Growth Index
5/02              $ 9,425                     $10,000                 $10,000
                    8,730                       9,182                   9,041
5/04               10,924                      11,963                  11,732
                   12,735                      13,138                  12,246
5/06               14,322                      15,533                  14,476
                   16,374                      18,474                  17,021
5/08               16,273                      16,527                  16,046
                   11,887                      11,274                  10,984
5/10               15,065                      15,065                  14,339
                   20,692                      19,546                  19,615
5/12               18,956                      17,810                  17,759

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class A shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


10    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2012)
-------------------------------------------------
                    If            If
Period              Held          Redeemed
-------------------------------------------------
10 Years             6.32%          6.32%
5 Years              2.05           2.05
1 Year              -9.24         -12.67
-------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
-------------------------------------------------
                    Gross         Net
-------------------------------------------------
                    2.37%         2.30%
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

             Pioneer Oak Ridge             Russell 2000             Russell 2000
           Small Cap Growth Fund               Index                Growth Index
5/02              $10,000                     $10,000                 $10,000
                    9,196                       9,182                   9,041
5/04               11,428                      11,963                  11,732
                   13,217                      13,138                  12,246
5/06               14,728                      15,533                  14,476
                   16,679                      18,474                  17,021
5/08               16,429                      16,527                  16,046
                   11,892                      11,274                  10,984
5/10               14,936                      15,065                  14,339
                   20,335                      19,546                  19,615
5/12               18,455                      17,810                  17,759

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     11

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class B shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.


12    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Performance Update | 5/31/12                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2012)
-------------------------------------------------
                    If            If
Period              Held          Redeemed
-------------------------------------------------
10 Years             6.37%         6.37%
5 Years              2.11          2.11
1 Year              -9.10         -9.10
-------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
-------------------------------------------------
Gross
-------------------------------------------------
2.20%
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

             Pioneer Oak Ridge             Russell 2000             Russell 2000
           Small Cap Growth Fund               Index                Growth Index
5/02              $10,000                     $10,000                 $10,000
                    9,193                       9,182                   9,041
5/04               11,419                      11,963                  11,732
                   13,202                      13,138                  12,246
5/06               14,733                      15,533                  14,476
                   16,701                      18,474                  17,021
5/08               16,468                      16,527                  16,046
                   11,919                      11,274                  10,984
5/10               14,975                      15,065                  14,339
                   20,391                      19,546                  19,615
5/12               18,535                      17,810                  17,759

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class C shares of the Fund includes the net asset value performance of the predecessor fund's Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     13

Performance Update | 5/31/12                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to those of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2012)
-------------------------------------------------
                    If            If
Period              Held          Redeemed
-------------------------------------------------
10 Years             6.43%         6.43%
5 Years              1.82          1.82
1 Year              -8.70         -8.70
-------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
-------------------------------------------------
                    Gross         Net
-------------------------------------------------
                    1.73%         1.60%
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

             Pioneer Oak Ridge             Russell 2000             Russell 2000
           Small Cap Growth Fund               Index                Growth Index
5/02              $10,000                     $10,000                 $10,000
                    9,242                       9,182                   9,041
5/04               11,535                      11,963                  11,732
                   13,415                      13,138                  12,246
5/06               15,049                      15,533                  14,476
                   17,045                      18,474                  17,021
5/08               16,663                      16,527                  16,046
                   11,973                      11,274                  10,984
5/10               14,939                      15,065                  14,339
                   20,428                      19,546                  19,615
5/12               18,651                      17,810                  17,759

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance shown for Class R shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. The performance shown for Class R shares of the Fund for the period from February 13, 2004, to the inception


14    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12
of Class R shares on April 2, 2012, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class R shares, the performance for Class R shares prior to their inception on April 2, 2012, would have been higher than the performance shown.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     15

Performance Update | 5/31/12                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to those of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of May 31, 2012)
-------------------------------------------------
                    If            If
Period              Held          Redeemed
-------------------------------------------------
10 Years             7.99%         7.99%
5 Years              3.13          3.13
1 Year              -8.09         -8.09
-------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2012)
-------------------------------------------------
Gross
-------------------------------------------------
1.10%
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $5 Million Investment

                 Pioneer Oak Ridge           Russell 2000            Russell 2000
               Small Cap Growth Fund             Index               Growth Index
5/31/2002            $5,000,000               $5,000,000             $5,000,000
5/31/2003             4,697,267                4,590,848              4,520,344
5/31/2004             5,959,706                5,981,509              5,865,831
5/31/2005             7,045,063                6,568,870              6,122,833
5/31/2006             8,033,199                7,766,743              7,238,201
5/31/2007             9,248,405                9,236,900              8,510,300
5/31/2008             9,191,388                8,263,622              8,023,074
5/31/2009             6,713,895                5,636,896              5,492,183
5/31/2010             8,519,950                7,532,256              7,169,729
5/31/2011            11,737,553                9,773,106              9,807,541
5/31/2012            10,787,502                8,905,022              8,879,642

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance shown for Class Y shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. The performance shown for Class Y shares of the Fund for the period from February 13, 2004, to the inception of Class Y shares on December 29, 2009, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception on December 29, 2009, would have been higher than the performance shown.


16    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from December 1, 2011 through May 31, 2012.

-------------------------------------------------------------------------------------------------------
Share Class                       A               B               C               R               Y
-------------------------------------------------------------------------------------------------------
Beginning Account Value       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
on 12/1/11**
-------------------------------------------------------------------------------------------------------
Ending Account                  $988.40         $984.00         $984.90         $952.80         $987.00
Value (after expenses)
on 5/31/12
-------------------------------------------------------------------------------------------------------
Expenses Paid                     $6.96          $11.41          $10.87           $2.26           $5.07
During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.19%, 1.41% and 1.02% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (60/366 for Class R Shares) (to reflect the partial year period).
**   April 2, 2012 for Class R shares.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2011 through May 31, 2012.

-------------------------------------------------------------------------------------------------------
Share Class                        A              B               C               R               Y
-------------------------------------------------------------------------------------------------------
Beginning Account Value       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
on 12/1/11**
-------------------------------------------------------------------------------------------------------
Ending Account                $1,018.00       $1,013.50       $1,014.05       $1,005.89       $1,019.90
Value (after expenses)
on 5/31/12
-------------------------------------------------------------------------------------------------------
Expenses Paid                     $7.06          $11.58          $11.03           $2.32           $5.15
During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.19%, 1.41% and 1.02% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (60/366 for Class R Shares) (to reflect the partial year period).
**   April 2, 2012 for Class R shares.


18    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Schedule of Investments | 5/31/12 (unaudited)

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              COMMON STOCKS -- 93.2%
              ENERGY -- 5.5%
              Oil & Gas Exploration & Production -- 5.5%
  717,300     Approach Resources, Inc.*                           $   20,105,919
  711,000     Gulfport Energy Corp.*                                  13,139,280
  722,500     Oasis Petroleum, Inc.*                                  18,561,025
1,739,700     SandRidge Energy, Inc.*                                 11,047,095
                                                                  --------------
                                                                  $   62,853,319
                                                                  --------------
              Total Energy                                        $   62,853,319
--------------------------------------------------------------------------------
              MATERIALS -- 0.2%
              Specialty Chemicals -- 0.2%
  188,483     GSE Holding, Inc.*                                  $    2,054,465
                                                                  --------------
              Total Materials                                     $    2,054,465
--------------------------------------------------------------------------------
              CAPITAL GOODS -- 20.2%
              Aerospace & Defense -- 5.4%
  524,975     Moog, Inc.*                                         $   19,959,550
1,817,593     The KEYW Holding Corp.*                                 16,758,207
  416,983     Triumph Group, Inc.                                     24,952,263
                                                                  --------------
                                                                  $   61,670,020
--------------------------------------------------------------------------------
              Building Products -- 2.3%
  555,966     AO Smith Corp.                                      $   25,663,391
--------------------------------------------------------------------------------
              Electrical Components & Equipment -- 0.7%
  200,000     Polypore International, Inc.*                       $    7,398,000
--------------------------------------------------------------------------------
              Industrial Machinery -- 10.8%
  449,800     Actuant Corp.                                       $   11,771,266
  669,930     Altra Holdings, Inc.*                                   11,234,726
  282,179     CLARCOR, Inc.                                           13,770,335
  976,000     Colfax Corp.*                                           27,650,080
  377,492     IDEX Corp.                                              14,997,757
  202,604     Middleby Corp.*                                         20,720,311
  511,300     Robbins & Myers, Inc.                                   23,310,167
                                                                  --------------
                                                                  $  123,454,642
--------------------------------------------------------------------------------
              Trading Companies & Distributors -- 1.0%
  159,400     Watsco, Inc.                                        $   11,733,434
                                                                  --------------
              Total Capital Goods                                 $  229,919,487
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES & SUPPLIES -- 4.2%
              Environmental & Facilities Services -- 2.4%
  200,000     Heritage-Crystal Clean, Inc.*                       $    3,912,000
  760,995     Waste Connections, Inc.*                                23,552,795
                                                                  --------------
                                                                  $   27,464,795
--------------------------------------------------------------------------------
              Diversified Support Services -- 1.2%
  199,399     Portfolio Recovery Associates, Inc.*                $   13,780,465
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     19

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
              Human Resource & Employment Services -- 0.6%
  648,600     WageWorks, Inc.*                                    $    7,089,198
                                                                  --------------
              Total Commercial Services & Supplies                $   48,334,458
--------------------------------------------------------------------------------
              TRANSPORTATION -- 0.2%
              Trucking -- 0.2%
  130,000     Roadrunner Transportation Systems, Inc.*            $    2,184,000
                                                                  --------------
              Total Transportation                                $    2,184,000
--------------------------------------------------------------------------------
              CONSUMER DURABLES & APPAREL -- 6.9%
              Apparel, Accessories & Luxury Goods -- 3.3%
  369,800     The Warnaco Group, Inc.*                            $   16,459,798
  716,745     True Religion Apparel, Inc.                             21,022,131
                                                                  --------------
                                                                  $   37,481,929
--------------------------------------------------------------------------------
              Footwear -- 3.6%
  249,500     Deckers Outdoor Corp.*                              $   13,889,665
  627,940     Wolverine World Wide, Inc.                              26,693,729
                                                                  --------------
                                                                  $   40,583,394
                                                                  --------------
              Total Consumer Durables & Apparel                   $   78,065,323
--------------------------------------------------------------------------------
              CONSUMER SERVICES -- 1.0%
              Restaurants -- 1.0%
  139,000     Buffalo Wild Wings, Inc.*                           $   11,830,290
                                                                  --------------
              Total Consumer Services                             $   11,830,290
--------------------------------------------------------------------------------
              RETAILING -- 6.6%
              Distributors -- 2.7%
  845,263     LKQ Corp.*                                          $   30,801,384
--------------------------------------------------------------------------------
              Apparel Retail -- 1.8%
  457,900     The Children's Place Retail Stores, Inc.*           $   21,049,663
--------------------------------------------------------------------------------
              Specialty Stores -- 2.1%
  473,600     Vitamin Shoppe, Inc.*                               $   23,452,672
                                                                  --------------
              Total Retailing                                     $   75,303,719
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 17.4%
              Health Care Equipment -- 3.6%
  280,082     IDEXX Laboratories, Inc.*                           $   23,762,157
  403,200     Sirona Dental Systems, Inc.*                            17,248,896
                                                                  --------------
                                                                  $   41,011,053
--------------------------------------------------------------------------------
              Health Care Supplies -- 4.7%
1,101,500     Align Technology, Inc.*                             $   34,399,845
  272,305     Haemonetics Corp.*                                      18,982,382
                                                                  --------------
                                                                  $   53,382,227
--------------------------------------------------------------------------------
              Health Care Distributors -- 2.2%
  271,835     MWI Veterinary Supply, Inc.*                        $   25,267,063
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

-------------------------------------------------------------------------------------
 Shares                                                                Value
-------------------------------------------------------------------------------------
              Health Care Services -- 6.9%
  602,243     Catalyst Health Solutions, Inc.*                         $   52,316,849
  937,800     HMS Holdings Corp.*                                          25,123,662
  200,000     Sharps Compliance Corp.*                                        640,000
                                                                       --------------
                                                                       $   78,080,511
                                                                       --------------
              Total Health Care Equipment & Services                   $  197,740,854
-------------------------------------------------------------------------------------
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.7%
              Pharmaceuticals -- 2.5%
  693,700     Questcor Pharmaceuticals, Inc.*                          $   28,719,180
-------------------------------------------------------------------------------------
              Life Sciences Tools & Services -- 1.2%
  191,500     Techne Corp.                                             $   12,995,190
                                                                       --------------
              Total Pharmaceuticals, Biotechnology & Life Sciences     $   41,714,370
-------------------------------------------------------------------------------------
              BANKS -- 2.1%
              Thrifts & Mortgage Finance -- 2.1%
1,034,358     BankUnited, Inc.*                                        $   24,400,505
                                                                       --------------
              Total Banks                                              $   24,400,505
-------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 3.5%
              Asset Management & Custody Banks -- 1.7%
  181,500     Affiliated Managers Group, Inc.*                         $   18,707,205
-------------------------------------------------------------------------------------
              Investment Banking & Brokerage -- 1.8%
  656,780     Stifel Financial Corp.*                                  $   20,879,036
                                                                       --------------
              Total Diversified Financials                             $   39,586,241
-------------------------------------------------------------------------------------
              INSURANCE -- 1.2%
              Property & Casualty Insurance -- 1.2%
  153,855     ProAssurance Corp.                                       $   13,560,780
                                                                       --------------
              Total Insurance                                          $   13,560,780
-------------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 17.7%
              Internet Software & Services -- 2.5%
1,529,300     Dice Holdings, Inc.*                                     $   15,033,019
  837,900     Vocus, Inc.*                                                 13,515,327
                                                                       --------------
                                                                       $   28,548,346
-------------------------------------------------------------------------------------
              IT Consulting & Other Services -- 1.0%
  783,575     Virtusa Corp.*                                           $   11,463,702
-------------------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 2.8%
  555,310     Wright Express Corp.*                                    $   31,130,679
-------------------------------------------------------------------------------------
              Application Software -- 7.7%
  739,750     ANSYS, Inc.*                                             $   45,772,031
  469,500     Informatica Corp.*                                           19,451,385
  512,100     Solera Holdings, Inc.*                                       22,737,240
                                                                       --------------
                                                                       $   87,960,656
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     21

-------------------------------------------------------------------------------------------------
 Shares                                                                            Value
-------------------------------------------------------------------------------------------------
             Systems Software -- 3.7%
 575,470     MICROS Systems, Inc.*                                                 $   30,361,797
 482,924     Opnet Technologies, Inc.                                                  12,058,612
                                                                                   --------------
                                                                                   $   42,420,409
                                                                                   --------------
             Total Software & Services                                             $  201,523,792
-------------------------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT -- 0.8%
             Communications Equipment -- 0.8%
 641,200     Finisar Corp.*                                                        $    9,201,220
                                                                                   --------------
             Total Technology Hardware & Equipment                                 $    9,201,220
-------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
             Semiconductors -- 2.0%
 474,442     Hittite Microwave Corp.*                                              $   23,380,502
                                                                                   --------------
             Total Semiconductors & Semiconductor Equipment                        $   23,380,502
-------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $855,246,902)                                                   $1,061,653,325
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Principal
Amount ($)
-------------------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 6.3%
                Repurchase Agreements -- 6.3%
 35,700,000     Deutsche Bank AG, 0.2%, dated 5/31/12, repurchase price of
                $35,700,000 plus accrued interest on 6/1/12 collateralized by the following:
                $3,783,594 U.S. Treasury Bond, 3.375 - 6.625%,
                8/15/23 - 5/15/42
                $6,176,901 U.S. Treasury Notes, 1.375 - 4.75%,
                6/30/17 - 2/15/20
                $26,476,557 U.S. Treasury Strip, 0.0 - 4.75%,
                8/15/12 - 5/15/42                                                  $   35,700,000
 35,700,000     TD Securities, Inc., 0.17%, dated 5/31/12, repurchase price of
                $35,700,000 plus accrued interest on 6/1/12 collateralized by
                $36,414,046 Notes, 0.75 - 3.25%, 8/15/13 - 5/31/16                     35,700,000
                                                                                   --------------
                TOTAL REPURCHASE AGREEMENTS                                        $   71,400,000
-------------------------------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $71,400,000)                                                 $   71,400,000
-------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 99.5%
                (Cost $926,646,902) (a)                                            $1,133,053,325
-------------------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 0.5%                                 $    5,843,998
-------------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                         $1,138,897,323
=================================================================================================

*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.


22    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

(a) At May 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $928,872,296 was as follows:


       Aggregate gross unrealized gain for all investments for which there is an
         excess of value over tax cost                                              $258,705,991
       Aggregate gross unrealized loss for all investments for which there is an
         excess of tax cost over value                                               (54,524,962)
                                                                                    ------------
       Net unrealized gain                                                          $204,181,029
                                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2012 aggregated $177,777,674 and $108,131,696, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------------
                                 Level 1             Level 2         Level 3      Total
-------------------------------------------------------------------------------------------------
 Common Stocks                   $1,061,653,325      $        --        $ --      $1,061,653,325
 Repurchase Agreements                       --       71,400,000          --          71,400,000
-------------------------------------------------------------------------------------------------
 Total                           $1,061,653,325      $71,400,000        $ --      $1,133,053,325
=================================================================================================

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     23

Statement of Assets and Liabilities | 5/31/12 (unaudited)

ASSETS:
  Investment in securities (cost $926,646,902)                  $1,133,053,325
  Cash                                                               4,666,036
  Receivables --
   Investment securities sold                                       10,562,203
   Fund shares sold                                                  7,089,293
   Dividends and interest                                               68,256
   Due from Pioneer Investment Management, Inc.                        156,865
  Other                                                                 76,624
------------------------------------------------------------------------------
     Total assets                                               $1,155,672,603
------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                              $   11,630,875
   Fund shares repurchased                                           4,662,653
  Due to affiliates                                                    391,932
  Accrued expenses                                                      89,820
------------------------------------------------------------------------------
     Total liabilities                                          $   16,775,280
------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                               $  943,213,545
  Accumulated net investment loss                                   (4,997,874)
  Accumulated net realized gain on investments                      (5,724,771)
  Net unrealized gain on investments                               206,406,423
------------------------------------------------------------------------------
     Total net assets                                           $1,138,897,323
==============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $403,936,503/14,380,298 shares)             $        28.09
  Class B (based on $7,103,645/274,634 shares)                  $        25.87
  Class C (based on $62,409,025/2,588,420 shares)               $        24.11
  Class R (based on $9,443/336 shares)                          $        28.09
  Class Y (based on $665,438,707/23,501,471 shares)             $        28.31
MAXIMUM OFFERING PRICE:
  Class A ($28.09 [divided by] 94.25)                           $        29.80
==============================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Statement of Operations (unaudited)

For the Six Months Ended 5/31/12

INVESTMENT INCOME:
  Dividends                                                 $1,639,260
  Interest                                                      34,688
  Income from securities loaned, net                           372,901
----------------------------------------------------------------------------------------
     Total investment income                                                $  2,046,849
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $4,749,888
  Transfer agent fees and expenses
   Class A                                                     206,523
   Class B                                                      13,729
   Class C                                                      32,987
   Class Y                                                      93,159
  Distribution fees
   Class A                                                     588,221
   Class B                                                      39,327
   Class C                                                     314,649
   Class R                                                           8
  Shareholder communications fee                               925,183
  Administrative reimbursement                                 161,686
  Custodian fees                                                15,707
  Registration fees                                             51,933
  Professional fees                                             43,533
  Printing expense                                              20,809
  Fees and expenses of nonaffiliated trustees                   17,231
  Miscellaneous                                                 56,480
----------------------------------------------------------------------------------------
     Total expenses                                                         $  7,331,052
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (286,329)
----------------------------------------------------------------------------------------
     Net expenses                                                           $  7,044,723
----------------------------------------------------------------------------------------
       Net investment loss                                                  $ (4,997,874)
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized loss on investments                                          $ (7,739,473)
----------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $ (2,551,402)
----------------------------------------------------------------------------------------
  Net loss on investments                                                   $(10,290,875)
----------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                      $(15,288,749)
========================================================================================

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     25

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended
                                                               5/31/12              Year Ended
                                                               (unaudited)          11/30/11
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                            $   (4,997,874)      $   (9,237,358)
Net realized gain (loss) on investments and class actions          (7,739,473)          68,829,798
Change in net unrealized gain (loss) on investments                (2,551,402)          22,748,254
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                $  (15,288,749)      $   82,340,694
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $1.44 per share, respectively)           $           --       $  (25,330,817)
   Class B ($0.00 and $1.44 per share, respectively)                       --             (430,121)
   Class C ($0.00 and $1.44 per share, respectively)                       --           (3,314,408)
   Class R* ($0.00 and $0.00 per share, respectively)                      --                   --
   Class Y ($0.00 and $1.44 per share, respectively)                       --          (22,263,623)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                        $           --       $  (51,338,969)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                   $  369,986,303       $  607,462,777
Reinvestment of distributions                                              --           44,609,070
Cost of shares repurchased                                       (268,445,593)        (376,425,419)
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                              $  101,540,710       $  275,646,428
--------------------------------------------------------------------------------------------------
   Net increase in net assets                                  $   86,251,961       $  306,648,153
NET ASSETS:
Beginning of period                                             1,052,645,362          745,997,209
--------------------------------------------------------------------------------------------------
End of period                                                  $1,138,897,323       $1,052,645,362
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                $   (4,997,874)      $           --
==================================================================================================

*    Class R shares were first publicly offered on April 2, 2012.

The accompanying notes are an integral part of these financial statements.


26    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------------
                                     '12 Shares     '12 Amount             '11 Shares     '11 Amount
                                     (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,737,006     $  79,027,935           7,708,466     $229,933,767
Reinvestment of distributions                --                --             813,414       22,035,788
Less shares repurchased              (6,782,057)     (200,445,906)         (8,494,550)    (250,334,991)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (4,045,051)    $(121,417,971)             27,329     $  1,634,564
======================================================================================================
Class B
Shares sold or exchanged                  9,654     $     256,663             111,973     $  3,124,370
Reinvestment of distributions                --                --              16,065          402,639
Less shares repurchased                 (49,130)       (1,301,704)           (177,365)      (4,970,441)
------------------------------------------------------------------------------------------------------
   Net decrease                         (39,476)    $  (1,045,041)            (49,327)    $ (1,443,432)
======================================================================================================
Class C
Shares sold                             408,263     $  10,142,887             848,808     $ 22,150,286
Reinvestment of distributions                --                --             111,606        2,605,037
Less shares repurchased                (275,012)       (6,853,610)           (517,741)     (13,344,348)
------------------------------------------------------------------------------------------------------
   Net increase                         133,251     $   3,289,277             442,674     $ 11,410,975
======================================================================================================
Class R*
Shares sold                                 336     $      10,000                  --     $         --
Reinvestment of distributions                --                --                  --               --
Less shares repurchased                      --                --                  --               --
------------------------------------------------------------------------------------------------------
   Net increase                             336     $      10,000                  --     $         --
======================================================================================================
Class Y
Shares sold                           9,450,663     $ 280,548,818          11,791,395     $352,254,354
Reinvestment of distributions                --                --             718,004       19,565,606
Less shares repurchased              (2,061,885)      (59,844,373)         (3,673,111)    (107,775,639)
------------------------------------------------------------------------------------------------------
   Net increase                       7,388,778     $ 220,704,445           8,836,288     $264,044,321
======================================================================================================

*    Class R shares were first publicly offered on April 2, 2012

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     27

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12          Year Ended      Year Ended
                                                                                (unaudited)      11/30/11        11/30/10
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  28.42         $  26.84        $  20.96
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $  (0.17)        $  (0.28)       $  (0.22)
 Net realized and unrealized gain (loss) on investments                            (0.16)            3.30            6.10
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  (0.33)        $   3.02        $   5.88
Distributions to shareowners:
 Net realized gain                                                                    --            (1.44)             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  (0.33)        $   1.58        $   5.88
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  28.09         $  28.42        $  26.84
===========================================================================================================================
Total return*                                                                      (1.16)%          11.51%          28.05%
Ratio of net expenses to average net assets+                                        1.40%**          1.40%           1.28%
Ratio of net investment loss to average net assets+                                (1.03)%**        (1.00)%         (0.92)%
Portfolio turnover rate                                                               20%**            26%             27%
Net assets, end of period (in thousands)                                        $403,937         $523,611        $493,766
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       1.52%**          1.51%           1.56%
 Net investment loss                                                               (1.15)%**        (1.11)%         (1.21)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       1.40%**          1.40%           1.28%
 Net investment loss                                                               (1.03)%**        (1.00)%         (0.92)%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended       Year Ended      Year Ended
                                                                                11/30/09         11/30/08        11/30/07
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                            $  17.06         $  25.82        $  26.15
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $  (0.12)        $  (0.13)       $  (0.25)
 Net realized and unrealized gain (loss) on investments                             4.02            (8.10)           2.18
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $   3.90         $  (8.23)       $   1.93
Distributions to shareowners:
 Net realized gain                                                                    --             (0.53)         (2.26)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   3.90         $  (8.76)       $  (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  20.96         $  17.06        $  25.82
===========================================================================================================================
Total return*                                                                      22.86%          (31.86)%          7.57%
Ratio of net expenses to average net assets+                                        1.36%            1.40%           1.41%
Ratio of net investment loss to average net assets+                                (0.82)%          (0.70)%         (0.97)%
Portfolio turnover rate                                                               29%              37%             58%
Net assets, end of period (in thousands)                                        $396,023         $204,015        $225,402
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       1.60%            1.57%           1.53%
 Net investment loss                                                               (1.06)%          (0.86)%         (1.10)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       1.36%            1.40%           1.40%
 Net investment loss                                                               (0.82)%          (0.70)%         (0.96)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

---------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12          Year Ended      Year Ended
                                                                                (unaudited)      11/30/11        11/30/10
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $26.28           $25.15          $19.83
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.28)          $(0.57)         $(0.47)
 Net realized and unrealized gain (loss) on investments                          (0.13)            3.14            5.79
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $(0.41)          $ 2.57          $ 5.32
Distributions to shareowners:
 Net realized gain                                                                  --            (1.44)             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $(0.41)          $ 1.13          $ 5.32
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $25.87           $26.28          $25.15
===========================================================================================================================
Total return*                                                                    (1.60)%          10.49%          26.83%
Ratio of net expenses to average net assets+                                      2.30%**          2.30%           2.17%
Ratio of net investment loss to average net assets+                              (1.93)%**        (1.91)%         (1.82)%
Portfolio turnover rate                                                             20%**            26%             27%
Net assets, end of period (in thousands)                                        $7,104           $8,256          $9,142
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     2.39%**          2.37%           2.48%
 Net investment loss                                                             (2.02)%**        (1.98)%         (2.13)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.30%**          2.30%           2.17%
 Net investment loss                                                             (1.93)%**        (1.91)%         (1.82)%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended      Year Ended       Year Ended
                                                                                11/30/09        11/30/08         11/30/07
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $16.29          $ 24.90          $25.52
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $(0.19)         $ (0.40)         $(0.52)
 Net realized and unrealized gain (loss) on investments                           3.73            (7.68)           2.16
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ 3.54          $ (8.08)         $ 1.64
Distributions to shareowners:
 Net realized gain                                                                  --            (0.53)          (2.26)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ 3.54          $ (8.61)         $(0.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $19.83          $ 16.29          $24.90
===========================================================================================================================
Total return*                                                                    21.73%          (32.43)%          6.62%
Ratio of net expenses to average net assets+                                      2.24%            2.31%           2.32%
Ratio of net investment loss to average net assets+                              (1.73)%          (1.63)%         (1.88)%
Portfolio turnover rate                                                             29%              37%             58%
Net assets, end of period (in thousands)                                        $9,197          $ 3,805          $6,964
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                     2.60%            2.40%           2.32%
 Net investment loss                                                             (2.09)%          (1.72)%         (1.88)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                     2.24%            2.30%           2.30%
 Net investment loss                                                             (1.73)%          (1.62)%         (1.86)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     29

---------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended
                                                                                5/31/12         Year Ended      Year Ended
                                                                                (unaudited)     11/30/11        11/30/10
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 24.48         $ 23.50         $ 18.52
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.22)        $ (0.42)        $ (0.38)
 Net realized and unrealized gain (loss) on investments                           (0.15)           2.84            5.36
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (0.37)        $  2.42         $  4.98
Distributions to shareowners:
 Net realized gain                                                                   --           (1.44)             --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ (0.37)        $  0.98         $  4.98
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 24.11         $ 24.48         $ 23.50
===========================================================================================================================
Total return*                                                                     (1.51)%         10.59%          26.89%
Ratio of net expenses to average net assets+                                       2.19%**         2.20%           2.18%
Ratio of net investment loss to average net assets+                               (1.82)%**       (1.81)%         (1.82)%
Portfolio turnover rate                                                              20%**           26%             27%
Net assets, end of period (in thousands)                                        $62,409         $60,111         $47,291
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.19%**         2.20%           2.29%
 Net investment loss                                                              (1.82)%**       (1.81)%         (1.93)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.19%**         2.20%           2.18%
 Net investment loss                                                              (1.82)%**       (1.81)%         (1.82)%
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended      Year Ended      Year Ended
                                                                                11/30/09        11/30/08        11/30/07
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 15.21         $ 23.30         $ 23.99
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                            $ (0.22)        $ (0.36)        $ (0.49)
 Net realized and unrealized gain (loss) on investments                            3.53           (7.20)           2.06
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  3.31         $ (7.56)        $  1.57
Distributions to shareowners:
 Net realized gain                                                                   --           (0.53)          (2.26)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  3.31         $ (8.09)        $ (0.69)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 18.52         $ 15.21         $ 23.30
===========================================================================================================================
Total return*                                                                     21.76%         (32.43)%          6.75%
Ratio of net expenses to average net assets+                                       2.26%           2.27%           2.20%
Ratio of net investment loss to average net assets+                               (1.71)%         (1.59)%         (1.76)%
Portfolio turnover rate                                                              29%             37%             58%
Net assets, end of period (in thousands)                                        $36,280         $20,913         $37,659
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.40%           2.27%           2.20%
 Net investment loss                                                              (1.86)%         (1.59)%         (1.76)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.26%           2.27%           2.19%
 Net investment loss                                                              (1.71)%         (1.59)%         (1.75)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

------------------------------------------------------------------------------------------------
                                                                               4/2/12 (a)
                                                                               (Commencement
                                                                               of Operations) to
                                                                               5/31/12
                                                                               (unaudited)
------------------------------------------------------------------------------------------------
 Class R
 Net asset value, beginning of period                                          $29.48
------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss                                                          $(0.05)
  Net realized and unrealized loss on investments                               (1.34)
------------------------------------------------------------------------------------------------
    Net decrease from investment operations                                    $(1.39)
------------------------------------------------------------------------------------------------
 Net decrease in net asset value                                               $(1.39)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $28.09
================================================================================================
 Total return*                                                                  (4.72)%(b)
 Ratio of net expenses to average net assets+                                    1.41%**
 Ratio of net investment loss to average net assets+                            (1.07)%**
 Portfolio turnover rate                                                           20%**
 Net assets, end of period (in thousands)                                      $    9
 Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                   1.41%**
  Net investment loss                                                           (1.07)%**
 Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                   1.41%**
  Net investment loss                                                           (1.07)%**
================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class R shares were first publicly offered on April 2, 2012.
(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     31

------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended                              12/29/09 (a)
                                                             5/31/12            Year Ended      to
                                                             (unaudited)        11/30/11        11/30/10
------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                        $  28.59           $  26.91        $  22.77
------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss                                        $  (0.08)          $  (0.17)       $  (0.07)
  Net realized and unrealized gain (loss) on
    investments                                                 (0.20)              3.29            4.21
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                             $  (0.28)          $   3.12        $   4.14
------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net realized gain                                                --              (1.44)             --
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $  (0.28)          $   1.68        $   4.14
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $  28.31           $  28.59        $  26.91
============================================================================================================
 Total return*                                                  (1.30)%            11.86%          18.18%
 Ratio of net expenses to average net assets+                    1.02%**            1.10%           1.03%**
 Ratio of net investment loss to average net assets+            (0.66)%**          (0.71)%         (0.66)%**
 Portfolio turnover rate                                           20%**              26%             27%**
 Net assets, end of period (in thousands)                    $665,439           $460,666        $195,799
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                                   1.02%**            1.10%           1.03%**
  Net investment loss                                           (0.66)%**          (0.71)%         (0.66)%**
 Ratios with waiver of fees and assumption of
  expenses by the Adviser and reduction for fees
  paid indirectly:
  Net expenses                                                   1.02%**            1.10%           1.03%**
  Net investment loss                                           (0.66)%**          (0.71)%         (0.66)%**
============================================================================================================

(a)  Class Y shares were first publicly offered on December 29, 2009.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Notes to Financial Statements | 5/31/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class B shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on December 29, 2009. Class R shares were first publicly offered on April 2, 2012. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     33

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

     At May 31, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


34    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2011 was as follows:

     ---------------------------------------------------------------------------
                                                                           2011
     ---------------------------------------------------------------------------
     Distributions paid from:
     Long-term capital gain                                         $51,338,969
     ---------------------------------------------------------------------------
        Total                                                       $51,338,969
     ===========================================================================

  The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

     ---------------------------------------------------------------------------
                                                                           2011
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed long-term gain                                  $  4,240,096
     Unrealized appreciation                                        206,732,431
     ---------------------------------------------------------------------------
        Total                                                      $210,972,527
     ===========================================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $39,516 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2012.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     35

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Risks

     Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G.   Securities Lending

     The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to


36    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12
     at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At May 31, 2012 the Fund had no securities on loan.

2. Management Agreement

PIM, a wholly owned subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. For the six months ended May 31, 2012, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.85% of the Fund's average net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30%, 2.30% and 1.60% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. Fees


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     37
waived and expenses reimbursed during the six months ended May 31, 2012 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $68,838 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2012.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the six months ended May 31, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                              $653,083
 Class B                                                                 5,169
 Class C                                                                54,903
 Class Y                                                               212,027
--------------------------------------------------------------------------------
    Total                                                             $925,183
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $313,631 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2012.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan (The Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B


38    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12
and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,463 in distribution fees payable to PFD at May 31, 2012.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2012, CDSCs in the amount of $7,642 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2012, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     39
annualized basis, or the alternate base rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the federal funds rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2012, the Fund had no borrowings under a credit facility.


40    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

Trustees, Officers and Service Providers

Trustees                          Officers
Thomas J. Perna, Chairman         John F. Cogan, Jr., President*
David R. Bock                     Daniel K. Kingsbury, Executive  Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer**
John F. Cogan, Jr.                Christopher J. Kelley, Secretary
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Investment Subadviser
Oak Ridge Investments, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*    Chief Executive Officer of the Funds.
**   Chief Financial and Accounting Officer of the Funds.


    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     41

                           This page for your notes.







































42    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

                           This page for your notes.







































    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12     43

                           This page for your notes.







































44    Pioneer Oak Ridge Small Cap Growth Fund | Semiannual Report | 5/31/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
     See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
                              (including comparison
                                 to specified dollar
                                 limits) reported
                                 quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
                                (including comparison
                                 to specified dollar
                              limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
                                              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 30, 2012

* Print the name and title of each signing officer under his or her signature.